UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance AMT-Free Municipal Income Fund

Class A ETMBX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.91%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An out-of-Index position in variable-rate demand notes — typically considered a defensive investment — contributed to Fund returns relative to the Index

↑ Security selections in bonds with 12 to 17 years remaining to maturity also contributed to returns

↑ Security selections in the State of California were also additive during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
9/15	$10,000	$10,000
10/15	$9,739	$10,040
11/15	$9,804	$10,080
12/15	$9,910	$10,150
1/16	$9,995	$10,272
2/16	$9,973	$10,288
3/16	$10,037	$10,320
4/16	$10,133	$10,396
5/16	$10,175	$10,424
6/16	$10,336	$10,590
7/16	$10,314	$10,597
8/16	$10,355	$10,611
9/16	$10,288	$10,558
10/16	$10,188	$10,447
11/16	$9,826	$10,058
12/16	$9,924	$10,176
1/17	$9,958	$10,243
2/17	$10,015	$10,314
3/17	$10,026	$10,336
4/17	$10,093	$10,411
5/17	$10,237	$10,577
6/17	$10,213	$10,539
7/17	$10,279	$10,624
8/17	$10,368	$10,705
9/17	$10,354	$10,650
10/17	$10,340	$10,676
11/17	$10,304	$10,619
12/17	$10,405	$10,730
1/18	$10,311	$10,604
2/18	$10,298	$10,572
3/18	$10,330	$10,611
4/18	$10,315	$10,573
5/18	$10,417	$10,694
6/18	$10,437	$10,703
7/18	$10,470	$10,729
8/18	$10,467	$10,757
9/18	$10,440	$10,687
10/18	$10,367	$10,622
11/18	$10,445	$10,739
12/18	$10,524	$10,868
1/19	$10,591	$10,950
2/19	$10,672	$11,008
3/19	$10,835	$11,182
4/19	$10,891	$11,224
5/19	$11,043	$11,379
6/19	$11,087	$11,421
7/19	$11,179	$11,513
8/19	$11,368	$11,695
9/19	$11,277	$11,601
10/19	$11,271	$11,622
11/19	$11,302	$11,651
12/19	$11,320	$11,687
1/20	$11,547	$11,897
2/20	$11,738	$12,050
3/20	$11,344	$11,613
4/20	$11,026	$11,467
5/20	$11,390	$11,832
6/20	$11,530	$11,929
7/20	$11,734	$12,130
8/20	$11,676	$12,073
9/20	$11,629	$12,076
10/20	$11,595	$12,040
11/20	$11,813	$12,221
12/20	$11,904	$12,296
1/21	$11,982	$12,374
2/21	$11,718	$12,177
3/21	$11,809	$12,253
4/21	$11,963	$12,355
5/21	$12,025	$12,392
6/21	$12,063	$12,426
7/21	$12,177	$12,529
8/21	$12,111	$12,483
9/21	$11,995	$12,393
10/21	$11,968	$12,357
11/21	$12,095	$12,462
12/21	$12,118	$12,482
1/22	$11,726	$12,141
2/22	$11,647	$12,097
3/22	$11,253	$11,705
4/22	$10,873	$11,381
5/22	$10,991	$11,550
6/22	$10,756	$11,361
7/22	$11,033	$11,661
8/22	$10,782	$11,406
9/22	$10,334	$10,968
10/22	$10,164	$10,877
11/22	$10,726	$11,385
12/22	$10,675	$11,418
1/23	$11,027	$11,746
2/23	$10,723	$11,480
3/23	$10,983	$11,735
4/23	$10,987	$11,708
5/23	$10,911	$11,607
6/23	$11,025	$11,723
7/23	$11,043	$11,770
8/23	$10,871	$11,600
9/23	$10,467	$11,260
10/23	$10,280	$11,164
11/23	$11,126	$11,873
12/23	$11,435	$12,149
1/24	$11,412	$12,087
2/24	$11,404	$12,102
3/24	$11,396	$12,102
4/24	$11,248	$11,952
5/24	$11,239	$11,917
6/24	$11,429	$12,100
7/24	$11,520	$12,210
8/24	$11,613	$12,306
9/24	$11,761	$12,428
10/24	$11,596	$12,247
11/24	$11,801	$12,458
12/24	$11,578	$12,277
1/25	$11,613	$12,338
2/25	$11,735	$12,461
3/25	$11,469	$12,250
4/25	$11,389	$12,151
5/25	$11,322	$12,159
6/25	$11,387	$12,234
7/25	$11,305	$12,210
8/25	$11,371	$12,316
9/25	$11,687	$12,601

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	(0.62)%	0.10%	1.91%
Class A with 3.25% Maximum Sales Charge	(3.88)%	(0.56)%	1.57%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$174,867,701
# of Portfolio Holdings	105
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$803,656

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.5%
Escrowed/Prerefunded	3.3%
Water and Sewer	3.4%
Senior Living/Life Care	3.6%
Electric Utilities	4.9%
Housing	5.1%
Other Revenue	8.0%
Lease Rev./Cert. of Participation	8.8%
Hospital	9.3%
Transportation	14.0%
Special Tax Revenue	17.6%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.4%
BBB	3.9%
A	28.5%
AA	46.5%
AAA	10.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ETMBX-TSR-AR

Eaton Vance AMT-Free Municipal Income Fund

Class C ECMBX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.66%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An out-of-Index position in variable-rate demand notes — typically considered a defensive investment — contributed to Fund returns relative to the Index

↑ Security selections in bonds with 12 to 17 years remaining to maturity also contributed to returns

↑ Security selections in the State of California were also additive during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg Municipal Bond Index
9/15	$10,000	$10,000
10/15	$10,060	$10,040
11/15	$10,121	$10,080
12/15	$10,225	$10,150
1/16	$10,306	$10,272
2/16	$10,277	$10,288
3/16	$10,337	$10,320
4/16	$10,418	$10,396
5/16	$10,466	$10,424
6/16	$10,626	$10,590
7/16	$10,585	$10,597
8/16	$10,620	$10,611
9/16	$10,556	$10,558
10/16	$10,446	$10,447
11/16	$10,066	$10,058
12/16	$10,160	$10,176
1/17	$10,189	$10,243
2/17	$10,241	$10,314
3/17	$10,246	$10,336
4/17	$10,308	$10,411
5/17	$10,449	$10,577
6/17	$10,418	$10,539
7/17	$10,479	$10,624
8/17	$10,552	$10,705
9/17	$10,543	$10,650
10/17	$10,521	$10,676
11/17	$10,477	$10,619
12/17	$10,574	$10,730
1/18	$10,471	$10,604
2/18	$10,451	$10,572
3/18	$10,477	$10,611
4/18	$10,456	$10,573
5/18	$10,552	$10,694
6/18	$10,566	$10,703
7/18	$10,593	$10,729
8/18	$10,595	$10,757
9/18	$10,549	$10,687
10/18	$10,467	$10,622
11/18	$10,541	$10,739
12/18	$10,626	$10,868
1/19	$10,675	$10,950
2/19	$10,750	$11,008
3/19	$10,909	$11,182
4/19	$10,958	$11,224
5/19	$11,105	$11,379
6/19	$11,142	$11,421
7/19	$11,216	$11,513
8/19	$11,399	$11,695
9/19	$11,313	$11,601
10/19	$11,299	$11,622
11/19	$11,311	$11,651
12/19	$11,335	$11,687
1/20	$11,555	$11,897
2/20	$11,728	$12,050
3/20	$11,325	$11,613
4/20	$10,998	$11,467
5/20	$11,369	$11,832
6/20	$11,502	$11,929
7/20	$11,700	$12,130
8/20	$11,633	$12,073
9/20	$11,580	$12,076
10/20	$11,538	$12,040
11/20	$11,736	$12,221
12/20	$11,820	$12,296
1/21	$11,890	$12,374
2/21	$11,632	$12,177
3/21	$11,715	$12,253
4/21	$11,849	$12,355
5/21	$11,916	$12,392
6/21	$11,946	$12,426
7/21	$12,039	$12,529
8/21	$11,979	$12,483
9/21	$11,856	$12,393
10/21	$11,808	$12,357
11/21	$11,940	$12,462
12/21	$11,955	$12,482
1/22	$11,558	$12,141
2/22	$11,473	$12,097
3/22	$11,076	$11,705
4/22	$10,693	$11,381
5/22	$10,816	$11,550
6/22	$10,563	$11,361
7/22	$10,843	$11,661
8/22	$10,588	$11,406
9/22	$10,126	$10,968
10/22	$9,965	$10,877
11/22	$10,500	$11,385
12/22	$10,442	$11,418
1/23	$10,782	$11,746
2/23	$10,490	$11,480
3/23	$10,739	$11,735
4/23	$10,736	$11,708
5/23	$10,641	$11,607
6/23	$10,745	$11,723
7/23	$10,757	$11,770
8/23	$10,581	$11,600
9/23	$10,178	$11,260
10/23	$10,002	$11,164
11/23	$10,810	$11,873
12/23	$11,119	$12,149
1/24	$11,076	$12,087
2/24	$11,061	$12,102
3/24	$11,046	$12,102
4/24	$10,894	$11,952
5/24	$10,892	$11,917
6/24	$11,070	$12,100
7/24	$11,152	$12,210
8/24	$11,235	$12,306
9/24	$11,358	$12,428
10/24	$11,190	$12,247
11/24	$11,382	$12,458
12/24	$11,172	$12,277
1/25	$11,185	$12,338
2/25	$11,296	$12,461
3/25	$11,045	$12,250
4/25	$10,961	$12,151
5/25	$10,875	$12,159
6/25	$10,931	$12,234
7/25	$10,845	$12,210
8/25	$10,915	$12,316
9/25	$11,366	$12,601

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.39)%	(0.67)%	1.29%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.35)%	(0.67)%	1.29%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$174,867,701
# of Portfolio Holdings	105
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$803,656

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.5%
Escrowed/Prerefunded	3.3%
Water and Sewer	3.4%
Senior Living/Life Care	3.6%
Electric Utilities	4.9%
Housing	5.1%
Other Revenue	8.0%
Lease Rev./Cert. of Participation	8.8%
Hospital	9.3%
Transportation	14.0%
Special Tax Revenue	17.6%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.4%
BBB	3.9%
A	28.5%
AA	46.5%
AAA	10.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ECMBX-TSR-AR

Eaton Vance AMT-Free Municipal Income Fund

Class I EVMBX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.66%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An out-of-Index position in variable-rate demand notes — typically considered a defensive investment — contributed to Fund returns relative to the Index

↑ Security selections in bonds with 12 to 17 years remaining to maturity also contributed to returns

↑ Security selections in the State of California were also additive during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg Municipal Bond Index
9/15	$1,000,000	$1,000,000
12/15	$1,025,761	$1,015,049
3/16	$1,039,245	$1,032,035
6/16	$1,070,075	$1,059,019
9/16	$1,065,967	$1,055,799
12/16	$1,028,772	$1,017,567
3/17	$1,040,012	$1,033,627
6/17	$1,060,304	$1,053,857
9/17	$1,075,275	$1,065,026
12/17	$1,081,610	$1,073,008
3/18	$1,073,816	$1,061,109
6/18	$1,086,615	$1,070,343
9/18	$1,086,256	$1,068,731
12/18	$1,096,894	$1,086,765
3/19	$1,129,269	$1,118,244
6/19	$1,155,959	$1,142,123
9/19	$1,176,855	$1,160,114
12/19	$1,182,529	$1,168,656
3/20	$1,185,113	$1,161,286
6/20	$1,205,608	$1,192,928
9/20	$1,217,842	$1,207,584
12/20	$1,245,703	$1,229,570
3/21	$1,236,811	$1,225,255
6/21	$1,265,086	$1,242,621
9/21	$1,258,796	$1,239,320
12/21	$1,272,064	$1,248,226
3/22	$1,181,526	$1,170,494
6/22	$1,130,089	$1,136,108
9/22	$1,087,049	$1,096,793
12/22	$1,122,639	$1,141,805
3/23	$1,156,449	$1,173,516
6/23	$1,160,721	$1,172,316
9/23	$1,103,205	$1,126,011
12/23	$1,206,302	$1,214,897
3/24	$1,202,811	$1,210,206
6/24	$1,207,638	$1,209,978
9/24	$1,242,846	$1,242,799
12/24	$1,224,123	$1,227,696
3/25	$1,213,840	$1,224,965
6/25	$1,204,819	$1,223,446
9/25	$1,238,528	$1,260,108

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	(0.35)%	0.34%	2.16%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$174,867,701
# of Portfolio Holdings	105
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$803,656

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.5%
Escrowed/Prerefunded	3.3%
Water and Sewer	3.4%
Senior Living/Life Care	3.6%
Electric Utilities	4.9%
Housing	5.1%
Other Revenue	8.0%
Lease Rev./Cert. of Participation	8.8%
Hospital	9.3%
Transportation	14.0%
Special Tax Revenue	17.6%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.4%
BBB	3.9%
A	28.5%
AA	46.5%
AAA	10.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EVMBX-TSR-AR

Eaton Vance Total Return Bond Fund

Class A EBABX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Exposure to Collateralized Loan Obligations further supported performance, benefiting from favorable market conditions and tactical allocations

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well over the period and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,915	$10,032	$10,002
11/15	$9,826	$9,995	$9,975
12/15	$9,583	$9,945	$9,943
1/16	$9,428	$10,055	$10,080
2/16	$9,443	$10,127	$10,151
3/16	$9,942	$10,251	$10,244
4/16	$10,278	$10,321	$10,284
5/16	$10,141	$10,329	$10,286
6/16	$10,394	$10,511	$10,471
7/16	$10,601	$10,597	$10,537
8/16	$10,724	$10,609	$10,525
9/16	$10,760	$10,611	$10,519
10/16	$10,758	$10,541	$10,439
11/16	$10,582	$10,304	$10,192
12/16	$10,675	$10,334	$10,206
1/17	$10,867	$10,371	$10,226
2/17	$10,960	$10,451	$10,295
3/17	$11,005	$10,447	$10,290
4/17	$11,104	$10,534	$10,369
5/17	$11,141	$10,615	$10,449
6/17	$11,173	$10,606	$10,438
7/17	$11,290	$10,659	$10,483
8/17	$11,359	$10,751	$10,577
9/17	$11,407	$10,713	$10,527
10/17	$11,409	$10,726	$10,533
11/17	$11,422	$10,710	$10,519
12/17	$11,469	$10,757	$10,568
1/18	$11,547	$10,654	$10,446
2/18	$11,440	$10,553	$10,347
3/18	$11,457	$10,606	$10,413
4/18	$11,406	$10,535	$10,336
5/18	$11,373	$10,592	$10,410
6/18	$11,342	$10,577	$10,397
7/18	$11,470	$10,599	$10,399
8/18	$11,429	$10,651	$10,466
9/18	$11,464	$10,606	$10,399
10/18	$11,353	$10,517	$10,317
11/18	$11,344	$10,564	$10,378
12/18	$11,344	$10,730	$10,569
1/19	$11,611	$10,878	$10,681
2/19	$11,707	$10,889	$10,675
3/19	$11,860	$11,086	$10,880
4/19	$11,941	$11,102	$10,883
5/19	$11,982	$11,272	$11,076
6/19	$12,206	$11,431	$11,215
7/19	$12,295	$11,465	$11,240
8/19	$12,350	$11,725	$11,531
9/19	$12,353	$11,674	$11,470
10/19	$12,448	$11,712	$11,504
11/19	$12,453	$11,709	$11,498
12/19	$12,539	$11,727	$11,490
1/20	$12,749	$11,937	$11,711
2/20	$12,775	$12,116	$11,922
3/20	$11,211	$11,879	$11,852
4/20	$11,584	$12,117	$12,063
5/20	$11,812	$12,230	$12,119
6/20	$12,174	$12,332	$12,195
7/20	$12,464	$12,549	$12,377
8/20	$12,599	$12,477	$12,277
9/20	$12,626	$12,454	$12,271
10/20	$12,608	$12,410	$12,216
11/20	$13,042	$12,572	$12,336
12/20	$13,241	$12,615	$12,353
1/21	$13,325	$12,536	$12,264
2/21	$13,305	$12,374	$12,087
3/21	$13,218	$12,230	$11,936
4/21	$13,292	$12,333	$12,030
5/21	$13,392	$12,380	$12,070
6/21	$13,521	$12,470	$12,155
7/21	$13,647	$12,595	$12,290
8/21	$13,664	$12,587	$12,267
9/21	$13,601	$12,479	$12,161
10/21	$13,615	$12,469	$12,157
11/21	$13,631	$12,484	$12,193
12/21	$13,605	$12,476	$12,162
1/22	$13,387	$12,202	$11,900
2/22	$13,206	$12,036	$11,767
3/22	$12,857	$11,713	$11,441
4/22	$12,452	$11,276	$11,006
5/22	$12,409	$11,338	$11,077
6/22	$12,128	$11,112	$10,904
7/22	$12,403	$11,391	$11,170
8/22	$12,170	$11,095	$10,854
9/22	$11,684	$10,617	$10,385
10/22	$11,518	$10,500	$10,251
11/22	$11,871	$10,892	$10,628
12/22	$11,823	$10,855	$10,580
1/23	$12,263	$11,192	$10,905
2/23	$12,020	$10,917	$10,623
3/23	$12,164	$11,173	$10,893
4/23	$12,167	$11,241	$10,959
5/23	$12,056	$11,124	$10,840
6/23	$12,083	$11,107	$10,801
7/23	$12,112	$11,118	$10,794
8/23	$12,073	$11,051	$10,725
9/23	$11,804	$10,788	$10,452
10/23	$11,619	$10,625	$10,287
11/23	$12,159	$11,104	$10,753
12/23	$12,616	$11,525	$11,165
1/24	$12,682	$11,497	$11,134
2/24	$12,556	$11,360	$10,977
3/24	$12,698	$11,471	$11,078
4/24	$12,433	$11,203	$10,798
5/24	$12,663	$11,389	$10,982
6/24	$12,786	$11,493	$11,085
7/24	$13,082	$11,754	$11,344
8/24	$13,277	$11,927	$11,507
9/24	$13,461	$12,090	$11,661
10/24	$13,162	$11,816	$11,372
11/24	$13,305	$11,940	$11,493
12/24	$13,142	$11,760	$11,304
1/25	$13,248	$11,831	$11,364
2/25	$13,533	$12,075	$11,614
3/25	$13,511	$12,073	$11,619
4/25	$13,591	$12,115	$11,664
5/25	$13,556	$12,054	$11,581
6/25	$13,795	$12,242	$11,759
7/25	$13,786	$12,224	$11,728
8/25	$14,002	$12,371	$11,868
9/25	$14,127	$12,502	$11,998

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	4.94%	2.27%	3.85%
Class A with 3.25% Maximum Sales Charge	1.50%	1.59%	3.51%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Footnote	Description
Footnote[1]	Effective May 1, 2015, the Fund changed its investment objective and policies. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,356,207,475
# of Portfolio Holdings	508
Portfolio Turnover Rate	420%
Total Advisory Fees Paid	$9,501,999

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.3%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.5%
Affiliated Investment Funds	1.7%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	10.4%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Corporate Bonds	25.1%
U.S. Treasury Obligations	28.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(7.8%)
Not Rated	11.0%
CCC or Lower	1.0%
B	3.9%
BB	6.5%
BBB	25.7%
A	4.9%
AA	50.8%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EBABX-TSR-AR

Eaton Vance Total Return Bond Fund

Class C ECBAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Exposure to Collateralized Loan Obligations further supported performance, benefiting from favorable market conditions and tactical allocations

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well over the period and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,241	$10,032	$10,002
11/15	$10,144	$9,995	$9,975
12/15	$9,886	$9,945	$9,943
1/16	$9,720	$10,055	$10,080
2/16	$9,730	$10,127	$10,151
3/16	$10,228	$10,251	$10,244
4/16	$10,568	$10,321	$10,284
5/16	$10,420	$10,329	$10,286
6/16	$10,684	$10,511	$10,471
7/16	$10,889	$10,597	$10,537
8/16	$11,009	$10,609	$10,525
9/16	$11,030	$10,611	$10,519
10/16	$11,030	$10,541	$10,439
11/16	$10,843	$10,304	$10,192
12/16	$10,931	$10,334	$10,206
1/17	$11,111	$10,371	$10,226
2/17	$11,209	$10,451	$10,295
3/17	$11,248	$10,447	$10,290
4/17	$11,342	$10,534	$10,369
5/17	$11,374	$10,615	$10,449
6/17	$11,390	$10,606	$10,438
7/17	$11,512	$10,659	$10,483
8/17	$11,574	$10,751	$10,577
9/17	$11,607	$10,713	$10,527
10/17	$11,611	$10,726	$10,533
11/17	$11,617	$10,710	$10,519
12/17	$11,657	$10,757	$10,568
1/18	$11,729	$10,654	$10,446
2/18	$11,614	$10,553	$10,347
3/18	$11,623	$10,606	$10,413
4/18	$11,565	$10,535	$10,336
5/18	$11,523	$10,592	$10,410
6/18	$11,476	$10,577	$10,397
7/18	$11,608	$10,599	$10,399
8/18	$11,559	$10,651	$10,466
9/18	$11,577	$10,606	$10,399
10/18	$11,457	$10,517	$10,317
11/18	$11,451	$10,564	$10,378
12/18	$11,445	$10,730	$10,569
1/19	$11,696	$10,878	$10,681
2/19	$11,787	$10,889	$10,675
3/19	$11,932	$11,086	$10,880
4/19	$12,007	$11,102	$10,883
5/19	$12,051	$11,272	$11,076
6/19	$12,258	$11,431	$11,215
7/19	$12,340	$11,465	$11,240
8/19	$12,387	$11,725	$11,531
9/19	$12,393	$11,674	$11,470
10/19	$12,470	$11,712	$11,504
11/19	$12,467	$11,709	$11,498
12/19	$12,556	$11,727	$11,490
1/20	$12,748	$11,937	$11,711
2/20	$12,776	$12,116	$11,922
3/20	$11,194	$11,879	$11,852
4/20	$11,560	$12,117	$12,063
5/20	$11,792	$12,230	$12,119
6/20	$12,145	$12,332	$12,195
7/20	$12,416	$12,549	$12,377
8/20	$12,553	$12,477	$12,277
9/20	$12,572	$12,454	$12,271
10/20	$12,536	$12,410	$12,216
11/20	$12,960	$12,572	$12,336
12/20	$13,149	$12,615	$12,353
1/21	$13,235	$12,536	$12,264
2/21	$13,197	$12,374	$12,087
3/21	$13,102	$12,230	$11,936
4/21	$13,168	$12,333	$12,030
5/21	$13,258	$12,380	$12,070
6/21	$13,377	$12,470	$12,155
7/21	$13,505	$12,595	$12,290
8/21	$13,502	$12,587	$12,267
9/21	$13,432	$12,479	$12,161
10/21	$13,437	$12,469	$12,157
11/21	$13,444	$12,484	$12,193
12/21	$13,410	$12,476	$12,162
1/22	$13,187	$12,202	$11,900
2/22	$13,001	$12,036	$11,767
3/22	$12,659	$11,713	$11,441
4/22	$12,253	$11,276	$11,006
5/22	$12,203	$11,338	$11,077
6/22	$11,920	$11,112	$10,904
7/22	$12,171	$11,391	$11,170
8/22	$11,935	$11,095	$10,854
9/22	$11,461	$10,617	$10,385
10/22	$11,291	$10,500	$10,251
11/22	$11,619	$10,892	$10,628
12/22	$11,576	$10,855	$10,580
1/23	$11,987	$11,192	$10,905
2/23	$11,743	$10,917	$10,623
3/23	$11,887	$11,173	$10,893
4/23	$11,883	$11,241	$10,959
5/23	$11,756	$11,124	$10,840
6/23	$11,775	$11,107	$10,801
7/23	$11,796	$11,118	$10,794
8/23	$11,750	$11,051	$10,725
9/23	$11,481	$10,788	$10,452
10/23	$11,305	$10,625	$10,287
11/23	$11,811	$11,104	$10,753
12/23	$12,260	$11,525	$11,165
1/24	$12,305	$11,497	$11,134
2/24	$12,175	$11,360	$10,977
3/24	$12,305	$11,471	$11,078
4/24	$12,052	$11,203	$10,798
5/24	$12,256	$11,389	$10,982
6/24	$12,368	$11,493	$11,085
7/24	$12,658	$11,754	$11,344
8/24	$12,826	$11,927	$11,507
9/24	$12,996	$12,090	$11,661
10/24	$12,699	$11,816	$11,372
11/24	$12,841	$11,940	$11,493
12/24	$12,664	$11,760	$11,304
1/25	$12,771	$11,831	$11,364
2/25	$13,025	$12,075	$11,614
3/25	$12,996	$12,073	$11,619
4/25	$13,065	$12,115	$11,664
5/25	$13,035	$12,054	$11,581
6/25	$13,244	$12,242	$11,759
7/25	$13,227	$12,224	$11,728
8/25	$13,426	$12,371	$11,868
9/25	$13,739	$12,502	$11,998

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.16%	1.49%	3.22%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.16%	1.49%	3.22%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Footnote	Description
Footnote[1]	Effective May 1, 2015, the Fund changed its investment objective and policies. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,356,207,475
# of Portfolio Holdings	508
Portfolio Turnover Rate	420%
Total Advisory Fees Paid	$9,501,999

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.3%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.5%
Affiliated Investment Funds	1.7%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	10.4%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Corporate Bonds	25.1%
U.S. Treasury Obligations	28.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(7.8%)
Not Rated	11.0%
CCC or Lower	1.0%
B	3.9%
BB	6.5%
BBB	25.7%
A	4.9%
AA	50.8%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ECBAX-TSR-AR

Eaton Vance Total Return Bond Fund

Class I EIBAX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Exposure to Collateralized Loan Obligations further supported performance, benefiting from favorable market conditions and tactical allocations

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well over the period and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$990,195	$994,545	$994,300
3/16	$1,027,917	$1,025,077	$1,024,447
6/16	$1,076,374	$1,051,051	$1,047,126
9/16	$1,113,987	$1,061,107	$1,051,924
12/16	$1,105,859	$1,033,436	$1,020,624
3/17	$1,141,678	$1,044,733	$1,028,960
6/17	$1,158,966	$1,060,629	$1,043,830
9/17	$1,183,962	$1,071,325	$1,052,687
12/17	$1,191,103	$1,075,709	$1,056,773
3/18	$1,190,557	$1,060,578	$1,041,335
6/18	$1,179,392	$1,057,711	$1,039,687
9/18	$1,192,802	$1,060,582	$1,039,886
12/18	$1,181,079	$1,072,968	$1,056,893
3/19	$1,235,519	$1,108,612	$1,087,996
6/19	$1,272,425	$1,143,113	$1,121,502
9/19	$1,289,694	$1,167,378	$1,146,952
12/19	$1,308,801	$1,172,661	$1,149,019
3/20	$1,170,795	$1,187,915	$1,185,194
6/20	$1,272,218	$1,233,232	$1,219,513
9/20	$1,320,334	$1,245,411	$1,227,065
12/20	$1,385,561	$1,261,494	$1,235,272
3/21	$1,383,989	$1,222,990	$1,193,612
6/21	$1,416,573	$1,247,003	$1,215,453
9/21	$1,425,916	$1,247,936	$1,216,082
12/21	$1,427,153	$1,247,580	$1,216,223
3/22	$1,350,631	$1,171,300	$1,144,053
6/22	$1,274,926	$1,111,162	$1,090,356
9/22	$1,227,806	$1,061,685	$1,038,538
12/22	$1,243,227	$1,085,489	$1,057,991
3/23	$1,279,818	$1,117,271	$1,089,329
6/23	$1,272,103	$1,110,713	$1,080,132
9/23	$1,243,493	$1,078,770	$1,045,231
12/23	$1,331,107	$1,152,499	$1,116,486
3/24	$1,339,349	$1,147,110	$1,107,825
6/24	$1,349,484	$1,149,285	$1,108,546
9/24	$1,421,584	$1,209,032	$1,166,148
12/24	$1,388,807	$1,175,995	$1,130,445
3/25	$1,428,669	$1,207,254	$1,161,883
6/25	$1,459,543	$1,224,153	$1,175,904
9/25	$1,495,527	$1,250,196	$1,199,777

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class I	5.20%	2.52%	4.10%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Footnote	Description
Footnote[1]	Effective May 1, 2015, the Fund changed its investment objective and policies. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,356,207,475
# of Portfolio Holdings	508
Portfolio Turnover Rate	420%
Total Advisory Fees Paid	$9,501,999

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.3%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.5%
Affiliated Investment Funds	1.7%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	10.4%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Corporate Bonds	25.1%
U.S. Treasury Obligations	28.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(7.8%)
Not Rated	11.0%
CCC or Lower	1.0%
B	3.9%
BB	6.5%
BBB	25.7%
A	4.9%
AA	50.8%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

EIBAX-TSR-AR

Eaton Vance Total Return Bond Fund

Class R6 ERABX

Annual Shareholder Report September 30, 2025

This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.41%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Exposure to Collateralized Loan Obligations further supported performance, benefiting from favorable market conditions and tactical allocations

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well over the period and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,120,305	$5,015,983	$5,000,830
11/15	$5,075,689	$4,997,691	$4,987,619
12/15	$4,950,977	$4,972,724	$4,971,501
1/16	$4,871,844	$5,027,618	$5,039,915
2/16	$4,880,522	$5,063,331	$5,075,667
3/16	$5,139,586	$5,125,385	$5,122,237
4/16	$5,314,536	$5,160,305	$5,141,898
5/16	$5,244,603	$5,164,336	$5,143,217
6/16	$5,381,868	$5,255,253	$5,235,629
7/16	$5,489,785	$5,298,558	$5,268,730
8/16	$5,554,917	$5,304,274	$5,262,705
9/16	$5,569,936	$5,305,534	$5,259,622
10/16	$5,570,056	$5,270,337	$5,219,391
11/16	$5,479,668	$5,151,874	$5,095,933
12/16	$5,529,296	$5,167,178	$5,103,121
1/17	$5,629,576	$5,185,408	$5,113,134
2/17	$5,678,895	$5,225,417	$5,147,499
3/17	$5,708,391	$5,223,667	$5,144,800
4/17	$5,756,078	$5,267,009	$5,184,502
5/17	$5,781,678	$5,307,646	$5,224,408
6/17	$5,794,832	$5,303,146	$5,219,150
7/17	$5,856,745	$5,329,560	$5,241,609
8/17	$5,893,565	$5,375,542	$5,288,625
9/17	$5,919,811	$5,356,623	$5,263,436
10/17	$5,927,101	$5,363,055	$5,266,485
11/17	$5,935,033	$5,354,939	$5,259,725
12/17	$5,955,513	$5,378,546	$5,283,865
1/18	$6,002,344	$5,326,789	$5,223,011
2/18	$5,942,914	$5,276,280	$5,173,500
3/18	$5,952,787	$5,302,892	$5,206,677
4/18	$5,932,987	$5,267,509	$5,167,953
5/18	$5,916,621	$5,296,234	$5,204,836
6/18	$5,896,958	$5,288,553	$5,198,434
7/18	$5,969,867	$5,299,621	$5,199,670
8/18	$5,944,634	$5,325,731	$5,233,128
9/18	$5,964,009	$5,302,910	$5,199,429
10/18	$5,907,419	$5,258,549	$5,158,341
11/18	$5,903,944	$5,282,199	$5,189,134
12/18	$5,905,396	$5,364,842	$5,284,465
1/19	$6,045,662	$5,438,812	$5,340,583
2/19	$6,097,001	$5,444,740	$5,337,489
3/19	$6,177,594	$5,543,060	$5,439,979
4/19	$6,216,076	$5,550,818	$5,441,371
5/19	$6,244,047	$5,635,849	$5,537,964
6/19	$6,362,126	$5,715,564	$5,607,511
7/19	$6,409,861	$5,732,577	$5,619,845
8/19	$6,439,934	$5,862,290	$5,765,465
9/19	$6,448,468	$5,836,892	$5,734,758
10/19	$6,493,843	$5,855,751	$5,752,032
11/19	$6,497,683	$5,854,580	$5,749,103
12/19	$6,544,004	$5,863,304	$5,745,096
1/20	$6,655,369	$5,968,538	$5,855,658
2/20	$6,669,801	$6,057,906	$5,961,051
3/20	$5,853,975	$5,939,573	$5,925,972
4/20	$6,050,274	$6,058,552	$6,031,313
5/20	$6,170,853	$6,115,138	$6,059,394
6/20	$6,361,090	$6,166,162	$6,097,563
7/20	$6,514,241	$6,274,476	$6,188,643
8/20	$6,586,278	$6,238,296	$6,138,689
9/20	$6,601,669	$6,227,053	$6,135,324
10/20	$6,593,813	$6,204,796	$6,107,928
11/20	$6,822,123	$6,285,765	$6,167,861
12/20	$6,927,804	$6,307,471	$6,176,360
1/21	$6,973,257	$6,267,825	$6,132,076
2/21	$6,963,905	$6,186,952	$6,043,526
3/21	$6,919,946	$6,114,952	$5,968,062
4/21	$6,960,298	$6,166,371	$6,015,209
5/21	$7,014,120	$6,189,892	$6,034,862
6/21	$7,082,867	$6,235,017	$6,077,263
7/21	$7,150,550	$6,297,624	$6,145,213
8/21	$7,161,000	$6,293,421	$6,133,513
9/21	$7,129,581	$6,239,678	$6,080,410
10/21	$7,138,426	$6,234,578	$6,078,733
11/21	$7,148,050	$6,242,109	$6,096,717
12/21	$7,135,763	$6,237,900	$6,081,117
1/22	$7,023,152	$6,101,139	$5,950,105
2/22	$6,929,562	$6,017,957	$5,883,724
3/22	$6,753,155	$5,856,502	$5,720,263
4/22	$6,535,885	$5,638,069	$5,503,190
5/22	$6,514,890	$5,669,091	$5,538,673
6/22	$6,374,632	$5,555,809	$5,451,782
7/22	$6,514,361	$5,695,493	$5,584,994
8/22	$6,393,462	$5,547,431	$5,427,181
9/22	$6,139,029	$5,308,427	$5,192,692
10/22	$6,052,902	$5,250,182	$5,125,435
11/22	$6,239,686	$5,445,942	$5,313,926
12/22	$6,216,136	$5,427,445	$5,289,956
1/23	$6,448,539	$5,595,807	$5,452,697
2/23	$6,322,337	$5,458,308	$5,311,715
3/23	$6,399,092	$5,586,356	$5,446,646
4/23	$6,408,433	$5,620,482	$5,479,656
5/23	$6,344,894	$5,562,210	$5,419,990
6/23	$6,360,515	$5,553,566	$5,400,659
7/23	$6,371,222	$5,559,087	$5,396,894
8/23	$6,358,166	$5,525,611	$5,362,423
9/23	$6,218,425	$5,393,852	$5,226,154
10/23	$6,122,366	$5,312,738	$5,143,679
11/23	$6,402,186	$5,551,837	$5,376,617
12/23	$6,651,257	$5,762,497	$5,582,429
1/24	$6,688,179	$5,748,706	$5,567,099
2/24	$6,623,108	$5,679,782	$5,488,446
3/24	$6,699,840	$5,735,549	$5,539,125
4/24	$6,561,207	$5,601,518	$5,399,215
5/24	$6,678,235	$5,694,370	$5,490,750
6/24	$6,744,963	$5,746,426	$5,542,732
7/24	$6,909,619	$5,876,857	$5,672,194
8/24	$7,014,375	$5,963,370	$5,753,703
9/24	$7,113,007	$6,045,161	$5,830,741
10/24	$6,956,823	$5,907,858	$5,686,145
11/24	$7,034,011	$5,970,143	$5,746,264
12/24	$6,943,313	$5,879,976	$5,652,223
1/25	$7,007,823	$5,915,408	$5,682,209
2/25	$7,153,365	$6,037,713	$5,807,227
3/25	$7,150,623	$6,036,272	$5,809,413
4/25	$7,187,716	$6,057,592	$5,832,244
5/25	$7,177,893	$6,026,869	$5,790,485
6/25	$7,299,279	$6,120,766	$5,879,521
7/25	$7,303,588	$6,112,028	$5,864,013
8/25	$7,413,005	$6,185,444	$5,934,149
9/25	$7,487,496	$6,250,980	$5,998,884

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class R6	5.26%	2.55%	4.12%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Footnote	Description
Footnote[1]	Effective May 1, 2015, the Fund changed its investment objective and policies. Performance prior to May 1, 2015 reflects the Fund’s performance under its former investment objectives and policies. Please see the Fund's prospectus for further information.
Footnote[2]	Class R6 performance prior to 6/30/23 is linked to Class I. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$3,356,207,475
# of Portfolio Holdings	508
Portfolio Turnover Rate	420%
Total Advisory Fees Paid	$9,501,999

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.3%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.5%
Affiliated Investment Funds	1.7%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	10.4%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Corporate Bonds	25.1%
U.S. Treasury Obligations	28.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(7.8%)
Not Rated	11.0%
CCC or Lower	1.0%
B	3.9%
BB	6.5%
BBB	25.7%
A	4.9%
AA	50.8%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2025

ERABX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance AMT-Free Municipal Income Fund and Eaton Vance Total Return Bond Fund (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 29 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended September 30, 2024 and September 30, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance AMT-Free Municipal Income Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

Eaton Vance Total Return Bond Fund

Fiscal Years Ended	9/30/24	9/30/25
Audit Fees	$73,367	$82,355
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$73,367	$82,355

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (January 31, February 28/29, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/23	12/31/23	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25	9/30/25
Audit Fees	$828,300	$142,400	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900	$140,755
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$5,566	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$833,866	$142,400	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900	$140,755

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	10/31/23	12/31/23	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25	9/30/25
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$52,836	$52,836	$52,836	$52,836	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Total Return Bond Fund
Annual Financial Statements and
Additional Information
September 30, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
Total Return Bond Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments

Affiliated Investment Funds — 1.9%
Security	Shares	Value
Eaton Vance Emerging Markets Debt Opportunities Fund, Class I(1)	1,950,041	$ 16,185,342
Eaton Vance Emerging Markets Local Income Fund, Class I(1)	9,419,966	32,593,084
Eaton Vance Global Macro Absolute Return Fund, Class I(1)	1,862,403	16,258,776
Total Affiliated Investment Funds (identified cost $64,285,000)		$ 65,037,202

Asset-Backed Securities — 11.9%
Security	Principal Amount (000's omitted)	Value
Aaset Trust, Series 2019-2, Class B, 4.458%, 10/16/39(2)	$643	$ 627,082
Abry Liquid Credit CLO Ltd., Series 2025-1A, Class D, (3 mo. SOFR + 3.25%), 10/20/38(2)(3)	4,000	4,015,000
ACHV ABS Trust:
Series 2024-3AL, Class C, 5.68%, 12/26/31(2)	1,488	1,503,665
Series 2024-3AL, Class D, 6.75%, 12/26/31(2)	4,373	4,439,521
ACM Auto Trust:
Series 2024-2A, Class A, 6.06%, 2/20/29(2)	977	976,372
Series 2025-1A, Class A, 5.38%, 6/20/29(2)	2,334	2,326,605
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(2)	4,859	4,983,610
AMSR Trust, Series 2021-SFR2, Class F1, 3.275%, 8/17/38(2)	500	490,266
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C1R, 7.076%, (3 mo. SOFR + 2.75%), 4/20/38(2)(4)	3,000	2,988,831
Barings CLO Ltd., Series 2019-4A, Class D2R, 8.918%, (3 mo. SOFR + 4.60%), 7/15/37(2)(4)	2,500	2,521,780
Battalion CLO 18 Ltd., Series 2024-25A, Class D, 8.676%, (3 mo. SOFR + 4.35%), 3/13/37(2)(4)	3,000	3,025,464
Battalion CLO XXIX Ltd., Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(2)(4)	3,500	3,534,489
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 7.068%, (3 mo. SOFR + 2.75%), 7/25/38(2)(4)	3,500	3,536,379
Benefit Street Partners CLO XV Ltd., Series 2018-15A, Class D2R, 8.818%, (3 mo. SOFR + 4.50%), 7/15/37(2)(4)	1,000	1,008,946
Bridge Trust, Series 2025-SFR1, Class D, 4.20%, 9/17/42(2)	4,500	4,215,556
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.926%, (3 mo. SOFR + 3.60%), 4/19/37(2)(4)	2,500	2,521,965
Bryant Park Funding Ltd.:
Series 2023-19A, Class D1R, 7.118%, (3 mo. SOFR + 2.80%), 4/15/38(2)(4)	4,000	4,015,344
Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd.: (continued)
Series 2023-20A, Class DR, 7.725%, (3 mo. SOFR + 3.40%), 4/15/38(2)(4)	$3,500	$ 3,525,386
Series 2023-21A, Class D1R, (3 mo. SOFR + 2.75%), 10/18/38(2)(3)	3,000	3,011,250
Series 2024-22A, Class D, 8.618%, (3 mo. SOFR + 4.30%), 4/15/37(2)(4)	3,000	3,030,156
Cajun Global LLC, Series 2021-1, Class A2, 3.931%, 11/20/51(2)	9,019	8,902,807
Castlelake Aircraft Structured Trust:
Series 2019-1A, Class A, 3.967%, 4/15/39(2)	4,603	4,489,834
Series 2025-1A, Class C, 7.75%, 2/15/50(2)	9,786	9,846,822
Series 2025-2A, Class B, 6.303%, 8/15/50(2)	3,071	3,099,976
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.923%, 11/22/49(2)	9,055	9,252,319
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	3,125	2,906,066
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(2)(5)	2,800	1,965,010
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(2)	4,300	4,197,958
Series 2021-1A, Class C, 5.99%, 12/26/51(2)	2,900	2,872,159
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(2)	5,370	5,393,854
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(2)	992	954,461
Diamond Issuer LLC, Series 2021-1A, Class B, 2.701%, 11/20/51(2)	1,000	944,595
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(2)	1,836	1,835,820
Series 2019-2A, Class A2, 3.981%, 10/20/49(2)	7,991	7,936,723
Elmwood CLO 32 Ltd., Series 2024-8A, Class D1, 7.179%, (3 mo. SOFR + 2.85%), 10/18/37(2)(4)	2,500	2,519,935
Elmwood CLO VI Ltd., Series 2020-3A, Class D2RR, 8.679%, (3 mo. SOFR + 4.35%), 7/18/37(2)(4)	1,000	1,006,924
Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 8.126%, (3 mo. SOFR + 3.80%), 4/20/37(2)(4)	2,500	2,518,755
Empower CLO Ltd., Series 2024-1A, Class D1, 8.069%, (3 mo. SOFR + 3.75%), 4/25/37(2)(4)	3,000	3,026,412
Falcon Aerospace Ltd.:
Series 2019-1, Class A, 3.597%, 9/15/39(2)	534	525,901
Series 2019-1, Class B, 4.791%, 9/15/39(2)	569	561,526
FirstKey Homes Trust:
Series 2021-SFR1, Class F3, 3.686%, 8/17/38(2)	3,615	3,553,777
Series 2021-SFR1, Class G, 3.835%, 8/17/38(2)	4,949	4,851,147
Series 2021-SFR2, Class G, 3.406%, 9/17/38(2)	4,000	3,861,888
Series 2021-SFR3, Class G, 3.981%, 12/17/38(2)	4,000	3,853,407
FMC FMSR Issuer Trust, Series 2024-FT1, Class A, 6.559%, 9/25/29(2)	9,220	9,278,562

1
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(2)(6)	$2,285	$ 2,197,081
Series 2021-GT2, Class A, 3.85%, 10/25/26(2)(6)	1,690	1,629,329
Series 2022-GT2, Class A, 7.90%, 7/25/27(2)	6,197	6,232,315
GAIA Aviation Ltd., Series 2019-1, Class A, 3.967% to 12/15/26, 12/15/44(2)(7)	561	544,332
Galaxy 31 CLO Ltd., Series 2023-31A, Class DR, 7.511%, (1 mo. SOFR + 3.20%), 7/15/38(2)(4)	2,350	2,363,421
Galaxy 33 CLO Ltd., Series 2024-33A, Class D1, 7.876%, (3 mo. SOFR + 3.55%), 4/20/37(2)(4)	1,500	1,507,413
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(2)	6,591	6,757,305
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 8.319%, (3 mo. SOFR + 4.00%), 4/25/37(2)(4)	3,000	3,023,562
Goto Foods Funding LLC:
Series 2017-1A, Class A2II, 5.093%, 4/30/47(2)	2,294	2,293,381
Series 2022-1, Class A2, 7.206%, 7/30/52(2)	1,945	1,969,800
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 7.568%, (3 mo. SOFR + 3.25%), 10/15/37(2)(4)	2,500	2,514,040
Home Partners of America Trust, Series 2021-2, Class F, 3.799%, 12/17/26(2)	6,716	6,548,159
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(2)	652	639,240
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(2)	7,125	7,209,988
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.997%, (1 mo. SOFR + 2.85%), 5/16/30(2)(4)	5,030	5,042,468
Series 2025-GT1, Class B, 7.697%, (1 mo. SOFR + 3.55%), 5/16/30(2)(4)	3,962	3,972,786
Loanpal Solar Loan Ltd.:
Series 2020-2GF, Class C, 3.50%, 7/20/47(2)	4,334	2,729,664
Series 2020-3GS, Class C, 3.50%, 12/20/47(2)	3,715	1,997,228
Series 2021-1GS, Class C, 3.50%, 1/20/48(2)	1,312	894,579
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(2)	349	345,309
Series 2020-1A, Class C, 6.413%, 2/15/45(2)	25	24,769
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(2)	5,035	4,763,201
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 7.479%, (3 mo. SOFR + 3.15%), 7/18/37(2)(4)	2,500	2,520,970
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 8.468%, (3 mo. SOFR + 4.15%), 7/15/36(2)(4)	1,000	1,001,900
Series 2019-22A, Class DRR, 7.218%, (3 mo. SOFR + 2.90%), 7/15/36(2)(4)	2,000	2,003,254
MFA Trust, Series 2024-NPL1, Class A1, 6.33% to 10/25/25, 9/25/54(7)	5,228	5,238,398
Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust, Series 2019-2A, Class B, 3.28%, 9/20/40(2)	$1,061	$ 947,858
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(2)	88	85,924
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(2)	5,027	5,041,329
Series 2024-1, Class B, 6.09%, 8/15/49(2)	3,031	3,034,906
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(2)	3,835	3,638,108
Series 2023-1A, Class A2, 7.308%, 1/30/53(2)	5,007	5,078,668
New Mountain CLO 3 Ltd., Series CLO-3A, Class D1R, 7.229%, (3 mo. SOFR + 2.95%), 10/20/38(2)(4)	4,000	4,038,328
NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.545%, 3/25/32(2)	2,343	2,383,259
NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.398%, 11/25/31(2)	5,869	5,978,807
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(2)	174	171,488
Series 2021-GNT1, Class A, 3.474%, 11/25/26(2)	1,185	1,160,221
Oaktree CLO Ltd., Series 2019-4A, Class D2RR, 9.026%, (3 mo. SOFR + 4.70%), 7/20/37(2)(4)	2,000	2,012,498
OCP CLO Ltd.:
Series 2022-24A, Class D2R, 8.726%, (3 mo. SOFR + 4.40%), 10/20/37(2)(4)	1,500	1,516,647
Series 2024-32A, Class D1, 8.069%, (3 mo. SOFR + 3.75%), 4/23/37(2)(4)	3,000	3,032,628
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(2)	1,824	1,787,832
Series 2021-C, Class C, 3.61%, 10/8/31(2)	4,115	4,063,120
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(2)	23	22,834
Series 2021-3, Class C, 3.27%, 5/15/29(2)	536	527,652
Series 2021-5, Class C, 3.93%, 8/15/29(2)	1,281	1,265,380
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(2)	1,323	1,116,277
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 8.229%, (3 mo. SOFR + 3.90%), 4/18/37(2)(4)	3,000	3,024,240
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B, 4.948%, 6/15/44(2)	3,351	3,195,600
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(2)	2,300	2,209,854
Series 2024-1A, Class A2I, 5.765%, 6/5/54(2)	6,039	6,163,379
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 7.358%, (1 mo. SOFR + 3.20%), 3/25/29(2)(4)	2,800	2,828,497
Series 2025-GT1, Class A, 6.608%, (1 mo. SOFR + 2.45%), 8/26/30(2)(4)	7,920	7,966,812
Progress Residential Trust, Series 2022-SFR1, Class H, 5.25%, 2/17/41(2)	2,693	2,531,722

2
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(2)	$4,877	$ 3,540,604
Series 2025-1A, Class B, 5.727%, 8/15/50(2)	5,610	5,648,841
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(2)	628	592,872
Series 2020-1, Class A2II, 3.337%, 1/30/51(2)	735	653,223
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(2)	4,599	4,557,520
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(2)	3,715	3,663,884
STAR Trust:
Series 2021-SFR1, Class G, 7.466%, (1 mo. SOFR + 3.314%), 4/17/38(2)(4)	4,844	4,839,979
Series 2021-SFR1, Class H, 8.716%, (1 mo. SOFR + 4.564%), 4/17/38(2)(4)	1,600	1,602,283
Series 2021-SFR2, Class F, 7.115%, (1 mo. SOFR + 2.964%), 1/17/39(2)(4)	3,784	3,791,935
Series 2024-SFR4, Class D, 7.10%, (1 mo. SOFR + 2.95%), 10/17/41(2)(4)	2,405	2,426,217
Series 2025-SFR5, Class D, 6.601%, (1 mo. SOFR + 2.45%), 2/17/42(2)(4)	5,000	5,007,025
Series 2025-SFR6, Class D, 6.551%, (1 mo. SOFR + 2.40%), 8/17/42(2)(4)	7,350	7,393,919
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(2)	7,011	7,024,440
Series 2024-3A, Class A2II, 5.566%, 7/30/54(2)	5,279	5,307,916
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class C, 5.32%, 6/20/46(2)	835	701,737
Series 2021-B, Class B, 2.01%, 7/20/48(2)	2,054	1,515,982
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(2)	1,280	1,001,608
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(2)	2,383	1,085,789
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(2)	7,190	6,120,937
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(2)	8,068	9,661,771
Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(2)	3,858	3,757,763
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(2)	3,088	2,926,600
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(2)	2,581	2,678,769
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(2)	5,000	4,753,830
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(2)	1,302	1,247,330
Series 2020-A, Class C, 6.657%, 3/15/45(2)	277	272,381
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(2)	$1,251	$ 1,297,127
Total Asset-Backed Securities (identified cost $395,861,760)		$ 400,314,347

Collateralized Mortgage Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
Cascade Funding Mortgage Trust, Series 2022-HB10, Class M2, 3.25%, 11/25/35(2)(6)	$2,000	$ 1,993,513
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(2)(7)	1,770	1,727,734
CFMT LLC:
Series 2023-HB11, Class M2, 4.00%, 2/25/37(2)(6)	2,500	2,462,610
Series 2024-HB13, Class M2, 3.00%, 5/25/34(2)(6)	500	480,560
Series 2024-HB13, Class M3, 3.00%, 5/25/34(2)(6)	700	664,594
Champs Trust:
Series 2024-1, Class A, 8.978%, 7/25/59(2)(6)	3,249	3,375,796
Series 2024-2, Class A, 8.741%, 11/25/59(2)(6)	2,442	2,556,301
Series 2024-3, Class A, 8.293%, 1/25/60(2)(6)	5,511	5,755,573
Series 2025-2, Class A, 8.04%, 10/25/60(2)(6)	10,258	10,634,933
EFMT, Series 2024-RM3, Class A1A, 5.00%, 12/25/54(2)	1,802	1,757,031
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	263	271,343
Series 5402, Class BZ, 6.00%, 4/25/54	1,247	1,286,047
Series 5483, Class FB, 5.786%, (30-day SOFR Average + 1.43%), 12/25/54(4)	9,191	9,240,117
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA2, Class B1, 7.756%, (30-day SOFR Average + 3.40%), 8/25/33(2)(4)	2,165	2,418,065
Series 2021-DNA2, Class B2, 10.356%, (30-day SOFR Average + 6.00%), 8/25/33(2)(4)	4,490	5,500,428
Series 2021-DNA7, Class B2, 12.156%, (30-day SOFR Average + 7.80%), 11/25/41(2)(4)	2,990	3,175,183
Series 2021-HQA3, Class B2, 10.606%, (30-day SOFR Average + 6.25%), 9/25/41(2)(4)	2,800	2,902,786
Series 2022-DNA2, Class B2, 12.856%, (30-day SOFR Average + 8.50%), 2/25/42(2)(4)	7,700	8,351,988
Series 2022-DNA3, Class B2, 14.106%, (30-day SOFR Average + 9.75%), 4/25/42(2)(4)	2,000	2,221,729
Series 2022-DNA4, Class B2, 14.606%, (30-day SOFR Average + 10.25%), 5/25/42(2)(4)	7,850	8,800,513

3
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.821%, (30-day SOFR Average + 4.464%), 7/25/31(2)(4)	$1,164	$ 1,239,385
Series 2019-R06, Class 2B1, 8.221%, (30-day SOFR Average + 3.864%), 9/25/39(2)(4)	6,494	6,655,829
Series 2019-R07, Class 1B1, 7.871%, (30-day SOFR Average + 3.514%), 10/25/39(2)(4)	2,501	2,558,544
Series 2020-R02, Class 2B1, 7.471%, (30-day SOFR Average + 3.114%), 1/25/40(2)(4)	1,612	1,652,430
Series 2021-R01, Class 1B2, 10.356%, (30-day SOFR Average + 6.00%), 10/25/41(2)(4)	1,995	2,075,083
Series 2021-R02, Class 2B1, 7.656%, (30-day SOFR Average + 3.30%), 11/25/41(2)(4)	584	597,827
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	1,002	1,041,963
Series 2023-84, Class MW, 6.00%, 6/20/53	1,051	1,096,016
Series 2023-98, Class BW, 6.00%, 7/20/53	1,190	1,238,378
Series 2023-99, Class AL, 6.00%, 7/20/53	1,190	1,236,519
Series 2023-102, Class SG, 6.191%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(8)	1,153	1,245,009
Series 2023-116, Class CY, 6.00%, 8/20/53	2,770	2,880,513
Series 2023-133, Class S, 8.434%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(8)	2,280	2,564,244
Series 2023-164, Class EL, 6.00%, 11/20/53	1,580	1,637,338
Series 2023-173, Class AX, 6.00%, 11/20/53	2,750	2,849,815
Series 2023-182, Class EL, 6.00%, 12/20/53	3,000	3,106,094
Series 2024-46, Class AL, 6.00%, 3/20/54	1,605	1,669,128
Home Re Ltd., Series 2021-2, Class B1, 8.506%, (30-day SOFR Average + 4.15%), 1/25/34(2)(4)	3,670	3,758,406
ICAP Trust, Series 2025-RTL1, Class A1, 6.472%, 7/25/30(2)(7)	5,000	5,071,645
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.089%, (30-day SOFR Average + 1.70%), 3/20/54(2)(4)	1,814	1,825,259
JPM Lending Facility, 11.159%, (SOFR + 7.00%), 7/15/29(4)	1,650	1,664,495
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(2)(7)	1,466	1,471,279
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(2)(7)	1,624	1,630,606
Series 2023-RTL4, Class A1, 7.628% to 10/25/25, 11/25/28(2)(7)	2,759	2,782,994
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(2)(7)	4,645	4,682,321
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(2)(7)	3,425	3,444,459
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(2)(6)	7,420	7,554,114
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(2)(6)	7,301	7,425,983
Security	Principal Amount (000's omitted)	Value
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 11/25/29(2)(6)	$4,400	$ 4,462,726
RMF Buyout Issuance Trust, Series 2020-HB1, Class M5, 6.00%, 10/25/50(2)	1,343	1,069,722
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50% to 7/25/26, 2/25/30(2)(7)	3,000	3,026,479
Total Collateralized Mortgage Obligations (identified cost $157,859,943)		$ 160,791,447

Commercial Mortgage-Backed Securities — 6.9%
Security	Principal Amount (000's omitted)	Value
BAHA Trust, Series 2024-MAR, Class C, 7.766%, 12/10/41(2)(6)	$7,845	$ 8,187,930
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(2)(6)	7,255	6,134,142
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(2)(6)	7,215	5,162,181
BAMLL Trust:
Series 2024-BHP, Class A, 6.50%, (1 mo. SOFR + 2.35%), 8/15/39(2)(4)	5,864	5,890,851
Series 2024-BHP, Class C, 7.75%, (1 mo. SOFR + 3.60%), 8/15/39(2)(4)	1,700	1,703,964
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.714%, 2/15/50(2)(6)	3,500	2,467,583
BFLD Trust, Series 2025-FPM, Class B, 5.593%, 10/10/30(2)(6)	7,975	8,002,891
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class C, 5.365%, (1 mo. SOFR + 1.214%), 9/15/36(2)(4)	5,567	5,548,119
Series 2022-CSMO, Class B, 7.291%, (1 mo. SOFR + 3.141%), 6/15/27(2)(4)	4,135	4,185,820
Series 2022-CSMO, Class C, 8.039%, (1 mo. SOFR + 3.889%), 6/15/27(2)(4)	2,290	2,322,154
BX Trust, Series 2025-GW, Class E, 7.80%, (1 mo. SOFR + 3.65%), 7/15/42(2)(4)	10,900	10,972,103
Caister Finance DAC, Series 1A, Class C, 6.817%, (SONIA + 2.84%), 8/17/35(2)(4)	5,773	7,783,313
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.052%, 1/10/48(2)(6)	1,500	1,423,494
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.615%, 8/10/50(2)(6)	2,807	2,726,416
Series 2013-CR13, Class C, 5.109%, 11/10/46(6)	196	193,134
Series 2015-CR22, Class D, 3.824%, 3/10/48(2)(6)	2,324	1,872,284

4
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
CSMC Trust:
Series 2016-NXSR, Class D, 4.554%, 12/15/49(2)(6)	$2,000	$ 1,653,929
Series 2021-BPNY, Class A, 7.98%, (1 mo. SOFR + 3.829%), 8/15/26(2)(4)	11,987	11,393,321
Series 2022-CNTR, Class A, 8.095%, (1 mo. SOFR + 3.944%), 1/9/25(2)(4)	3,745	2,484,117
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 7.018%, 8/10/42(2)(6)	7,587	7,813,029
Extended Stay America Trust:
Series 2021-ESH, Class C, 5.965%, (1 mo. SOFR + 1.814%), 7/15/38(2)(4)	2,678	2,681,371
Series 2021-ESH, Class D, 6.515%, (1 mo. SOFR + 2.364%), 7/15/38(2)(4)	9,272	9,285,655
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.721%, (30-day SOFR Average + 3.364%), 10/25/49(2)(4)	2,311	2,350,688
Series 2020-01, Class M10, 8.221%, (30-day SOFR Average + 3.864%), 3/25/50(2)(4)	6,278	6,401,280
Fontainebleau Miami Beach Mortgage Trust:
Series 2024-FBLU, Class B, 6.00%, (1 mo. SOFR + 1.85%), 12/15/39(2)(4)	2,545	2,550,966
Series 2024-FBLU, Class D, 6.75%, (1 mo. SOFR + 2.60%), 12/15/39(2)(4)	7,000	7,025,068
Series 2024-FBLU, Class F, 8.40%, (1 mo. SOFR + 4.25%), 12/15/39(2)(4)	5,490	5,523,588
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(2)	2,143	2,192,850
Great Wolf Trust, Series 2024-WOLF, Class D, 7.04%, (1 mo. SOFR + 2.89%), 3/15/39(2)(4)	917	923,484
GWT Trust, Series 2024-WLF2, Class D, 7.09%, (1 mo. SOFR + 2.939%), 5/15/41(2)(4)	5,387	5,425,573
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.69%, (1 mo. SOFR + 2.54%), 6/15/41(2)(4)	612	614,886
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.649%, 1/13/40(2)(6)	1,750	1,778,304
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class B, 6.491%, (1 mo. SOFR + 2.341%), 9/15/41(2)(4)	1,377	1,381,482
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.40%, (1 mo. SOFR + 2.25%), 3/15/42(2)(4)	2,668	2,668,794
Series 2025-STAY, Class D, 7.00%, (1 mo. SOFR + 2.85%), 3/15/42(2)(4)	4,668	4,674,561
Series 2025-STAY, Class E, 8.00%, (1 mo. SOFR + 3.85%), 3/15/42(2)(4)	5,059	5,070,118
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.66%, 9/15/47(2)(6)	515	354,063
Series 2014-C23, Class D, 4.188%, 9/15/47(2)(6)	3,000	2,729,528
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class D, 5.046%, 12/15/46(2)(6)	$1,078	$ 1,028,259
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	1,384	58,113
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.872%, 5/15/49(6)(9)	4,199	3,906,564
Series 2016-C29, Class D, 3.00%, 5/15/49(2)(9)	3,048	2,322,088
Series 2016-C32, Class D, 3.396%, 12/15/49(2)(6)(9)	5,000	4,139,630
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.591%, (1 mo. SOFR + 2.441%), 2/15/42(2)(4)	5,612	5,590,679
ORL Trust, Series 2024-GLKS, Class F, 8.589%, (1 mo. SOFR + 4.438%), 12/15/39(2)(4)	7,980	7,967,027
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 6.125%, 8/10/42(2)(6)	4,062	4,141,305
SHR Trust, Series 2024-LXRY, Class A, 6.10%, (1 mo. SOFR + 1.95%), 10/15/41(2)(4)	7,500	7,522,352
TX Trust, Series 2024-HOU, Class E, 8.538%, (1 mo. SOFR + 4.387%), 6/15/39(2)(4)	5,596	5,633,949
VCC Trust, Series 2025-MC1, Class A1, 8.163%, to 5/25/28, 5/25/55(2)(7)	8,712	8,675,256
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	5,598	4,838,097
Series 2015-NXS1, Class C, 3.848%, 5/15/48(6)	462	445,130
Series 2016-C35, Class D, 3.142%, 7/15/48(2)	2,150	2,024,404
Series 2016-C36, Class D, 2.942%, 11/15/59(2)	6,000	4,521,596
Series 2025-1918, Class B, 6.013%, 9/15/40(2)(6)	2,450	2,464,809
Series 2025-1918, Class C, 6.692%, 9/15/40(2)(6)	2,605	2,622,220
Willowbrook Mall, Series 2025-WBRK, Class E, 6.278%, 3/5/35(2)(6)	3,600	3,398,917
Total Commercial Mortgage-Backed Securities (identified cost $236,648,780)		$ 232,853,429

Common Stocks — 0.1%
Security	Shares	Value
Energy — 0.1%
Enviva LLC(10)(11)	106,272	$ 1,859,760
		$ 1,859,760

5
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%†
Frontera Energy Corp.	324	$ 1,329
		$ 1,329
Total Common Stocks (identified cost $638,168)		$ 1,861,089

Convertible Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Banks — 0.0%†
Barclays Bank PLC, 1.00%, 2/16/29	$850	$ 962,957
		$ 962,957
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$600	$ 570,300
Ionis Pharmaceuticals, Inc., 1.75%, 6/15/28	850	1,177,781
		$ 1,748,081
Commercial Services — 0.1%
Global Payments, Inc., 1.50%, 3/1/31	$880	$ 807,624
Shift4 Payments, Inc., 0.50%, 8/1/27	800	789,266
		$ 1,596,890
Computers — 0.0%†
Parsons Corp., 2.625%, 3/1/29	$840	$ 959,700
		$ 959,700
Electric — 0.1%
PPL Capital Funding, Inc., 2.875%, 3/15/28	$850	$ 971,337
Southern Co., 3.25%, 6/15/28(2)	1,000	1,014,500
		$ 1,985,837
Electronics — 0.0%†
Avnet, Inc., 1.75%, 9/1/30(2)	$1,000	$ 1,012,000
		$ 1,012,000
Healthcare Products — 0.0%†
Exact Sciences Corp., 1.75%, 4/15/31(2)	$600	$ 561,282
		$ 561,282
Internet — 0.2%
Alibaba Group Holding Ltd., 0.50%, 6/1/31	$800	$ 1,471,600
Security	Principal Amount (000's omitted)	Value
Internet (continued)
Baidu, Inc., 0.00%, 3/12/32(12)	$1,000	$ 1,058,500
JD.com, Inc., 0.25%, 6/1/29	800	861,600
Uber Technologies, Inc., 0.00%, 12/15/25	850	1,037,425
		$ 4,429,125
Leisure Time — 0.0%†
NCL Corp. Ltd., 1.125%, 2/15/27	$850	$ 872,100
		$ 872,100
Lodging — 0.0%†
Wynn Macau Ltd., 4.50%, 3/7/29(2)	$850	$ 918,425
		$ 918,425
Media — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$600	$ 797,100
		$ 797,100
Oil and Gas — 0.0%†
XPLR Infrastructure LP, 2.50%, 6/15/26(2)	$950	$ 928,625
		$ 928,625
Pharmaceuticals — 0.0%†
Jazz Investments I Ltd., 3.125%, 9/15/30	$895	$ 1,064,155
		$ 1,064,155
Real Estate Investment Trusts (REITs) — 0.1%
Digital Realty Trust LP, 1.875%, 11/15/29(2)	$845	$ 889,363
Federal Realty OP LP, 3.25%, 1/15/29(2)	850	865,300
		$ 1,754,663
Retail — 0.0%†
Anllian Capital 2 Ltd., 0.00%, 12/5/29(12)	$800	$ 996,671
		$ 996,671
Semiconductors — 0.0%†
ON Semiconductor Corp., 0.50%, 3/1/29	$900	$ 832,654
		$ 832,654
Software — 0.1%
Akamai Technologies, Inc., 1.125%, 2/15/29	$900	$ 846,450

6
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Software (continued)
Datadog, Inc., 0.00%, 12/1/29(2)	$900	$ 893,250
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(2)	500	558,440
		$ 2,298,140
Total Convertible Bonds (identified cost $22,281,862)		$ 23,718,405

Corporate Bonds — 28.8%
Security	Principal Amount (000's omitted)	Value
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(2)	$5,450	$ 5,726,593
		$ 5,726,593
Aerospace & Defense — 0.4%
Boeing Co.:
5.805%, 5/1/50	$5,623	$ 5,621,390
5.93%, 5/1/60	1,756	1,755,608
TransDigm, Inc., 6.625%, 3/1/32(2)	6,000	6,184,770
		$ 13,561,768
Airlines — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(2)	$656	$ 657,097
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(2)	8,087	8,094,826
5.308%, 10/20/31(2)	1,950	1,942,081
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(2)	4,970	4,848,401
		$ 15,542,405
Auto Manufacturers — 0.6%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(2)	$5,568	$ 5,756,226
Ford Motor Credit Co. LLC:
5.303%, 9/6/29	1,020	1,017,748
5.875%, 11/7/29	2,740	2,788,568
New Flyer Holdings, Inc., 9.25%, 7/1/30(2)	3,000	3,213,265
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(2)	7,705	7,902,784
		$ 20,678,591
Security	Principal Amount (000's omitted)	Value
Banks — 7.8%
African Export-Import Bank, 3.994%, 9/21/29(12)	$2,200	$ 2,089,849
Banco Mercantil del Norte SA, 8.375% to 5/20/31(2)(13)(14)	8,225	8,670,795
Banco Santander SA, 9.625% to 11/21/28(13)(14)	3,200	3,590,150
Bank of America Corp., 2.592% to 4/29/30, 4/29/31(14)	12,278	11,381,431
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(14)	7,399	7,871,530
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(14)	15,060	16,185,569
Barclays PLC, 8.00% to 3/15/29(13)(14)	7,260	7,694,741
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(2)(14)	7,145	7,021,570
7.625% to 2/11/30, 2/11/35(2)(14)	2,691	2,837,659
8.125% to 1/8/34, 1/8/39(2)(14)	4,440	4,844,022
8.45% to 6/29/33, 6/29/38(2)(14)	6,461	7,174,010
BNP Paribas SA:
5.906% to 11/19/34, 11/19/35(2)(14)	1,403	1,454,648
7.75% to 8/16/29(2)(13)(14)	8,000	8,494,016
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(2)(14)	4,731	5,274,221
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(14)	9,500	9,767,662
Deutsche Bank AG, 8.13% to 4/30/30(12)(13)(14)	7,400	7,855,685
ING Groep NV, 8.00% to 5/16/30(12)(13)(14)	4,680	5,085,678
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(2)(14)	7,358	8,686,442
JPMorgan Chase & Co., 5.103% to 4/22/30, 4/22/31(14)	8,775	9,067,462
Nykredit Realkredit AS:
3.50%, 4/1/53(12)	223,551	34,459,847
3.50%, 10/1/56(12)	281,195	42,863,216
Societe Generale SA:
3.653% to 7/8/30, 7/8/35(2)(14)	966	900,436
6.10% to 4/13/32, 4/13/33(2)(14)	1,530	1,613,451
8.50% to 3/25/34(2)(13)(14)	5,261	5,697,179
10.00% to 11/14/28(2)(13)(14)	4,620	5,124,698
Synovus Bank/Columbus, GA, 5.625%, 2/15/28	4,724	4,823,854
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(14)	4,054	4,210,077
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(14)	3,393	3,344,662
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(14)	7,227	7,648,340
UBS Group AG, 9.25% to 11/13/28(2)(13)(14)	4,910	5,428,958
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(2)(14)	975	983,396
5.861% to 6/19/27, 6/19/32(2)(14)	5,038	5,117,741

7
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(14)	$5,592	$ 4,989,887
		$ 262,252,882
Biotechnology — 0.4%
Biogen, Inc., 6.45%, 5/15/55	$9,557	$ 10,254,489
Royalty Pharma PLC, 5.20%, 9/25/35	3,192	3,190,520
		$ 13,445,009
Building Materials — 0.4%
Masterbrand, Inc., 7.00%, 7/15/32(2)	$6,198	$ 6,413,449
Quikrete Holdings, Inc., 6.375%, 3/1/32(2)	5,478	5,678,626
		$ 12,092,075
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(2)	$4,960	$ 5,208,620
		$ 5,208,620
Commercial Services — 0.5%
Global Payments, Inc., 5.40%, 8/15/32	$11,213	$ 11,477,937
NESCO Holdings II, Inc., 5.50%, 4/15/29(2)	6,365	6,238,146
		$ 17,716,083
Computers — 0.5%
Kyndryl Holdings, Inc., 6.35%, 2/20/34	$7,145	$ 7,639,086
McAfee Corp., 7.375%, 2/15/30(2)	3,000	2,786,269
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(2)	4,376	4,960,437
		$ 15,385,792
Diversified Financial Services — 5.6%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(2)	$3,849	$ 4,012,249
Ally Financial, Inc.:
Series B, 4.70% to 5/15/26(13)(14)	8,569	8,358,996
5.543% to 1/17/30, 1/17/31(14)	1,892	1,928,381
Alpha Holding SA de CV, 9.00%, 2/10/25(2)(15)	2,946	22,095
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(13)(14)	1,431	1,405,957
Antares Holdings LP, 6.50%, 2/8/29(2)	3,545	3,625,332
Apollo Debt Solutions BDC, 5.875%, 8/30/30(2)	8,954	9,115,414
Azorra Finance Ltd., 7.75%, 4/15/30(2)	6,100	6,438,056
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	1,424	1,485,072
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Blue Owl Credit Income Corp.: (continued)
6.65%, 3/15/31	$3,651	$ 3,838,933
Brookfield Asset Management Ltd.:
5.795%, 4/24/35	1,630	1,708,473
6.077%, 9/15/55	603	626,135
CI Financial Corp., 7.50%, 5/30/29(2)	13,458	14,348,406
Citadel LP, 6.375%, 1/23/32(2)	11,905	12,607,763
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35(2)	3,800	3,994,682
Enact Holdings, Inc., 6.25%, 5/28/29	10,725	11,220,805
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	17,159	17,471,373
Jefferies Financial Group, Inc., 6.20%, 4/14/34	7,017	7,463,259
Jyske Realkredit AS, 3.50%, 10/1/56	18,271	2,776,513
LPL Holdings, Inc.:
4.00%, 3/15/29(2)	4,960	4,855,306
4.375%, 5/15/31(2)	2,450	2,373,037
5.75%, 6/15/35	7,065	7,250,713
Marex Group PLC, 6.404%, 11/4/29	14,664	15,127,473
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	15,665	2,404,331
3.50%, 10/1/56	54,377	8,288,866
3.50%, 10/1/56	7,339	1,106,487
Nuveen LLC, 5.85%, 4/15/34(2)	4,063	4,278,014
Oaktree Strategic Credit Fund:
6.50%, 7/23/29	2,024	2,098,622
8.40%, 11/14/28	3,770	4,094,845
Raymond James Financial, Inc.:
4.90%, 9/11/35	993	982,643
5.65%, 9/11/55	2,902	2,882,460
Realkredit Danmark AS, 3.50%, 10/1/56(12)	45,115	6,869,933
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(2)	4,805	4,491,107
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(2)	9,300	9,323,765
		$ 188,875,496
Electric — 1.1%
Alpha Generation LLC, 6.75%, 10/15/32(2)	$6,000	$ 6,198,003
American Electric Power Co., Inc., 5.80% to 12/15/30, 3/15/56(14)	10,390	10,379,569
Cometa Energia SA de CV, 6.375%, 4/24/35(12)	1,267	1,324,785
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(14)	4,056	4,089,503
Minejesa Capital BV, 4.625%, 8/10/30(12)	1,510	1,500,211

8
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric (continued)
Vistra Operations Co. LLC, 5.70%, 12/30/34(2)	$7,109	$ 7,362,663
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(2)	5,850	6,139,247
		$ 36,993,981
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC, 4.75%, 1/15/30(2)	$4,319	$ 4,177,751
		$ 4,177,751
Engineering and Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(2)	$4,500	$ 3,980,127
		$ 3,980,127
Entertainment — 0.2%
Voyager Parent LLC, 9.25%, 7/1/32(2)	$6,100	$ 6,454,777
		$ 6,454,777
Environmental Control — 0.1%
Reworld Holding Corp., 4.875%, 12/1/29(2)	$3,760	$ 3,539,580
		$ 3,539,580
Foods — 0.1%
Smithfield Foods, Inc., 5.20%, 4/1/29(2)	$4,400	$ 4,460,016
		$ 4,460,016
Healthcare Services — 0.9%
Centene Corp.:
2.50%, 3/1/31	$11,789	$ 10,162,578
3.375%, 2/15/30	990	911,356
HCA, Inc., 6.20%, 3/1/55	9,377	9,686,300
LifePoint Health, Inc.:
9.875%, 8/15/30(2)	2,000	2,168,376
10.00%, 6/1/32(2)	3,900	4,099,715
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(2)	2,822	2,893,206
		$ 29,921,531
Holding Company - Diversified — 0.1%
Inversiones La Construccion SA, 4.75%, 2/7/32(12)	$2,250	$ 2,169,275
		$ 2,169,275
Insurance — 3.0%
American International Group, Inc., 5.45%, 5/7/35	$2,886	$ 3,008,259
American National Group, Inc.:
6.00%, 7/15/35	1,416	1,446,655
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
American National Group, Inc.: (continued)
6.144%, 6/13/32(2)	$5,584	$ 5,862,083
7.00% to 12/1/30, 12/1/55(14)	7,197	7,425,311
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(12)(14)	2,860	4,015,654
Athene Global Funding, 2.646%, 10/4/31(2)	1,826	1,627,794
Athene Holding Ltd., 6.625%, 5/19/55	13,806	14,788,207
Belrose Funding Trust II, 6.792%, 5/15/55(2)	14,000	15,174,748
Essent Group Ltd., 6.25%, 7/1/29	2,439	2,556,465
Fortitude Group Holdings LLC, 6.25%, 4/1/30(2)	3,413	3,546,014
Global Atlantic Fin Co.:
3.125%, 6/15/31(2)	5,347	4,830,948
6.75%, 3/15/54(2)	7,950	8,424,161
7.95% to 7/15/29, 10/15/54(2)(14)	6,134	6,500,500
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(14)	15,241	14,972,802
Panther Escrow Issuer LLC, 7.125%, 6/1/31(2)	6,323	6,581,092
		$ 100,760,693
Leisure Time — 0.2%
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(2)(16)	$2,000	$ 2,162,324
Champ Acquisition Corp., 8.375%, 12/1/31(2)	2,354	2,508,505
NCL Finance Ltd., 6.125%, 3/15/28(2)	800	818,005
		$ 5,488,834
Lodging — 0.3%
Las Vegas Sands Corp.:
6.00%, 8/15/29	$3,696	$ 3,851,099
6.00%, 6/14/30	4,250	4,427,822
		$ 8,278,921
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	$3,175	$ 2,201,591
4.80%, 3/1/50	11,237	8,905,812
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(2)	390	405,527
8.00%, 8/1/29(2)	5,300	5,402,179
		$ 16,915,109
Mining — 0.3%
Compass Minerals International, Inc., 6.75%, 12/1/27(2)	$548	$ 550,006

9
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Mining (continued)
First Quantum Minerals Ltd., 8.00%, 3/1/33(2)	$5,950	$ 6,289,786
Nexa Resources SA, 6.75%, 4/9/34(2)	2,687	2,855,359
		$ 9,695,151
Miscellaneous Manufacturing — 0.1%
Calderys Financing LLC, 11.25%, 6/1/28(2)	$3,970	$ 4,214,465
		$ 4,214,465
Oil and Gas — 1.1%
Occidental Petroleum Corp., 5.375%, 1/1/32	$9,700	$ 9,872,388
Petroleos Mexicanos, 6.84%, 1/23/30	8,155	8,300,061
Raizen Fuels Finance SA:
5.70%, 1/17/35(2)	6,109	5,631,582
6.45%, 3/5/34(2)	2,189	2,124,725
6.95%, 3/5/54(2)	1,060	975,871
Sunoco LP, 7.875% to 9/18/30(2)(13)(14)	8,100	8,232,476
		$ 35,137,103
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(2)	$1,500	$ 1,542,290
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(2)	6,085	5,966,525
		$ 7,508,815
Pipelines — 0.2%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(14)	$5,500	$ 5,927,939
		$ 5,927,939
Private Equity — 0.5%
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(14)	$8,515	$ 8,455,463
KKR & Co., Inc., 5.10%, 8/7/35	7,970	7,987,474
		$ 16,442,937
Real Estate Investment Trusts (REITs) — 0.8%
American Assets Trust LP, 3.375%, 2/1/31	$2,128	$ 1,933,804
COPT Defense Properties LP, 2.75%, 4/15/31	7,410	6,712,328
EPR Properties:
3.60%, 11/15/31	2,509	2,317,200
3.75%, 8/15/29	861	829,152
4.95%, 4/15/28	3,132	3,156,930
Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) (continued)
Newmark Group, Inc., 7.50%, 1/12/29	$6,625	$ 7,111,878
VICI Properties LP, 5.75%, 4/1/34	5,690	5,915,760
		$ 27,977,052
Retail — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(2)	$6,308	$ 5,875,378
Sonic Automotive, Inc., 4.625%, 11/15/29(2)	5,840	5,675,923
		$ 11,551,301
Semiconductors — 0.4%
Foundry JV Holdco LLC, 6.10%, 1/25/36(2)	$8,376	$ 8,908,772
Qorvo, Inc., 3.375%, 4/1/31(2)	6,550	6,023,853
		$ 14,932,625
Software — 0.7%
Cloud Software Group, Inc., 9.00%, 9/30/29(2)	$5,200	$ 5,399,375
Oracle Corp.:
3.60%, 4/1/50	4,076	2,871,395
5.20%, 9/26/35	8,673	8,724,060
Playtika Holding Corp., 4.25%, 3/15/29(2)	7,100	6,525,149
		$ 23,519,979
Telecommunications — 0.3%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(14)	$6,235	$ 6,476,793
Zegona Finance PLC, 8.625%, 7/15/29(2)	4,538	4,839,006
		$ 11,315,799
Transportation — 0.1%
Seaspan Corp., 5.50%, 8/1/29(2)	$4,657	$ 4,494,541
		$ 4,494,541
Total Corporate Bonds (identified cost $940,459,704)		$ 966,343,616

Exchange-Traded Funds — 1.7%
Security	Shares	Value
Fixed-Income Funds — 1.7%
Eaton Vance Short Duration Income ETF(1)	260,000	$ 13,365,300
Eaton Vance Ultra-Short Income ETF(1)	25,000	1,274,125

10
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Shares	Value
Fixed-Income Funds (continued)
iShares 0-5 Year High Yield Corporate Bond ETF	327,000	$ 14,159,100
iShares Broad USD High Yield Corporate Bond ETF	740,000	27,957,200
Total Exchange-Traded Funds (identified cost $55,266,549)		$ 56,755,725

Preferred Stocks — 0.2%
Security	Shares	Value
Electric Utilities — 0.0%†
PG&E Corp., Series A, 6.00%	18,000	$ 708,840
		$ 708,840
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	187,034	$ 2,506,256
Series A2, 6.375%	74,772	1,126,814
		$ 3,633,070
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.:
5.50%	2,965	$ 67,750
6.25%	64,761	1,606,073
		$ 1,673,823
Total Preferred Stocks (identified cost $9,118,926)		$ 6,015,733

Senior Floating-Rate Loans — 1.1%(17)
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies — 0.0%†
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30	$1,436	$ 1,433,632
		$ 1,433,632
Consumer Finance — 0.1%
CPI Holdco B LLC, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$1,733	$ 1,732,500
		$ 1,732,500
Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction — 0.0%†
APi Group DE, Inc., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/3/29	$1,672	$ 1,673,171
		$ 1,673,171
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.163%, (1 mo. USD Term SOFR + 2.00%), 10/23/30	$3,448	$ 3,449,636
		$ 3,449,636
Insurance — 0.3%
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32	$3,447	$ 3,449,061
HUB International Ltd., Term Loan, 6.575%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	2,949	2,956,661
USI, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	3,448	3,447,141
		$ 9,852,863
IT Services — 0.2%
Informatica LLC, Term Loan, 6.413%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$3,446	$ 3,457,199
Sedgwick Claims Management Services, Inc., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	2,963	2,962,097
		$ 6,419,296
Machinery — 0.1%
TK Elevator Midco GmbH, Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30	$1,728	$ 1,734,482
		$ 1,734,482
Professional Services — 0.1%
Trans Union LLC, Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$1,733	$ 1,733,163
		$ 1,733,163
Software — 0.2%
Epicor Software Corp., Term Loan, 6.663%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	$1,733	$ 1,736,666
McAfee LLC, Term Loan, 7.223%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	990	948,562
Open Text Corp., Term Loan, 5.913%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	3,416	3,416,444
		$ 6,101,672

11
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail — 0.0%†
Les Schwab Tire Centers, Term Loan, 6.663% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$1,335	$ 1,333,296
		$ 1,333,296
Total Senior Floating-Rate Loans (identified cost $35,577,081)		$ 35,463,711

Sovereign Government Bonds — 0.7%
Security	Principal Amount (000's omitted)		Value
Mexico — 0.3%
Mexico Bonos, 7.00%, 9/3/26	MXN	93,200	$ 5,062,834
Mexico Udibonos, 4.00%, 11/30/28	MXN	89,708	4,876,209
			$ 9,939,043
Romania — 0.3%
Romania Government International Bonds, 2.00%, 4/14/33(12)	EUR	10,330	$ 9,547,521
			$ 9,547,521
South Africa — 0.1%
Republic of South Africa Government International Bonds, 5.875%, 4/20/32	USD	3,118	$ 3,158,777
			$ 3,158,777
Total Sovereign Government Bonds (identified cost $22,084,311)			$ 22,645,341

U.S. Government Agency Mortgage-Backed Securities — 22.1%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$32,954	$ 32,706,757
5.50%, with various maturities to 2055	150,319	151,701,678
Federal National Mortgage Association:
2.00%, 4/1/51	883	729,169
5.50%, with various maturities to 2055	74,606	75,318,237
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(18)	27,260	25,695,745
5.00%, 30-Year, TBA(18)	266,590	264,413,546
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security: (continued)
5.50%, 30-Year, TBA(18)	$190,681	$ 192,297,629
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $740,866,450)		$ 742,862,761

U.S. Treasury Obligations — 33.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$1,687	$ 1,075,034
2.25%, 8/15/46	34	22,695
2.25%, 2/15/52	789	489,581
2.375%, 2/15/42	6,898	5,113,520
2.875%, 8/15/45	7,195	5,469,184
3.00%, 5/15/45	1,604	1,248,739
3.875%, 2/15/43	4,455	4,044,653
4.00%, 11/15/52	57,541	50,932,776
4.50%, 2/15/36	83	85,779
4.50%, 11/15/54	9,224	8,883,865
4.625%, 5/15/44	72,451	71,938,749
4.75%, 2/15/45	13,029	13,113,485
5.00%, 5/15/37	6,083	6,524,730
6.25%, 5/15/30	7,117	7,872,903
U.S. Treasury Notes:
0.375%, 12/31/25	15,630	15,490,096
0.50%, 4/30/27	229	218,055
0.625%, 5/15/30	553	480,818
0.625%, 8/15/30	715	616,562
0.875%, 11/15/30	8,064	6,993,315
1.125%, 8/31/28	1,763	1,642,000
1.375%, 11/15/31	2,533	2,192,925
1.625%, 8/15/29	15	13,920
4.00%, 1/31/29	303,648	306,992,871
4.00%, 2/28/30	55,909	56,566,367
4.00%, 2/15/34	128,744	128,434,713
4.125%, 2/28/27	3,492	3,513,348
4.125%, 7/31/28	46,218	46,836,346
4.125%, 11/30/29	26,892	27,328,470
4.125%, 3/31/31	18,686	18,992,202
4.25%, 5/15/35	41,215	41,601,391
4.25%, 8/15/35	1,294	1,304,615
4.50%, 3/31/26	206,886	207,558,810
4.50%, 5/15/27	11,122	11,268,628
4.50%, 11/15/33	12,326	12,746,577

12
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.625%, 2/15/35	$42,288	$ 43,956,393
Total U.S. Treasury Obligations (identified cost $1,099,634,513)		$1,111,564,115

Miscellaneous — 0.0%
Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(10)(19)	$ 3,339,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.5%
Affiliated Fund – 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(20)	13,786,757	$ 13,786,757
Total Affiliated Fund (identified cost $13,786,757)		$ 13,786,757

U.S. Treasury Obligations – 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 11/12/25(21)	$2,480	$ 2,468,448
Total U.S. Treasury Obligations (identified cost $2,467,815)		$ 2,468,448
Total Short-Term Investments (identified cost $16,254,572)		$ 16,255,205
Total Investments — 114.5% (identified cost $3,796,837,619)		$3,842,482,126
Other Assets, Less Liabilities — (14.5)%		$ (486,274,651)
Net Assets — 100.0%		$3,356,207,475
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Affiliated fund (see Note 11).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $1,206,193,306 or 35.9% of the Fund's net assets.
(3)	When-issued, variable rate security whose interest rate will be determined after September 30, 2025.
(4)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(5)	Principal Amount is denominated in Canadian dollars.
(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2025.
(7)	Step coupon security. Interest rate represents the rate in effect at September 30, 2025.
(8)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2025.
(9)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 11).
(10)	Non-income producing security.
(11)	Restricted security (see Note 8).
(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of these securities is $119,836,825 or 3.6% of the Fund's net assets .
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(17)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

13
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

(18)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(20)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of September 30, 2025.
(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	85.0%	$3,264,784,897
Denmark	2.6	98,769,193
Canada	2.5	95,237,876
Cayman Islands	2.3	87,139,363
Mexico	1.3	50,134,040
United Kingdom	0.7	28,624,177
France	0.7	27,498,893
Italy	0.4	14,787,579
Brazil	0.3	11,587,537
Switzerland	0.3	10,277,359
Luxembourg	0.3	9,661,771
Germany	0.2	9,590,167
Romania	0.2	9,547,521
Netherlands	0.2	9,101,332
Spain	0.2	8,864,371
Jersey	0.2	8,578,155
Ireland	0.2	7,783,313
Zambia	0.2	6,289,786
Australia	0.1	4,989,887
Hong Kong	0.1	4,494,541
China	0.1	4,388,371
Bermuda	0.1	3,758,406
South Africa	0.1	3,158,777
Chile	0.1	2,169,275
Supranational	0.1	2,089,849
Indonesia	0.0†	1,500,211
Macau	0.0†	918,425
Colombia	0.0†	1,329
Exchange-Traded Funds	1.5	56,755,725
Total Investments	100.0%	$3,842,482,126
†	Amount is less than 0.05% or (0.05)%, as applicable.
14
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	9,342,505	USD	6,189,154	BNP Paribas	12/17/25	$ —	$ (1,648)
AUD	841,511	USD	554,977	Citibank, N.A.	12/17/25	2,352	—
BRL	1,792,562	USD	330,457	BNP Paribas	12/17/25	379	—
BRL	98,236,225	USD	18,104,389	JPMorgan Chase Bank, N.A.	12/17/25	26,100	—
CZK	6,170,839	USD	298,619	Goldman Sachs International	12/17/25	—	(465)
CZK	166,564,763	USD	8,085,472	UBS AG	12/17/25	—	(37,643)
DKK	5,670,548	USD	896,373	State Street Bank and Trust Company	12/17/25	83	—
EGP	64,690,569	USD	1,291,164	Citibank, N.A.	12/17/25	13,043	—
EGP	778,122,564	USD	15,584,269	JPMorgan Chase Bank, N.A.	12/17/25	103,226	—
HUF	52,282,831	USD	156,157	Bank of America, N.A.	12/17/25	512	—
HUF	2,744,685,615	USD	8,215,814	UBS AG	12/17/25	8,841	—
INR	45,236,313	USD	507,148	BNP Paribas	12/17/25	—	(245)
INR	555,407,000	USD	6,290,356	JPMorgan Chase Bank, N.A.	12/17/25	—	(66,654)
KRW	11,146,436,844	USD	8,111,219	JPMorgan Chase Bank, N.A.	12/17/25	—	(145,146)
MXN	9,530,072	USD	512,447	Bank of America, N.A.	12/17/25	3,741	—
MXN	144,431,599	USD	7,789,639	JPMorgan Chase Bank, N.A.	12/17/25	33,378	—
SGD	565	USD	444	Goldman Sachs International	12/17/25	—	(3)
USD	5,567,019	CAD	7,650,988	Barclays Bank PLC	12/17/25	49,662	—
USD	8,213,684	DKK	51,661,363	Citibank, N.A.	12/17/25	46,542	—
USD	5,114,179	DKK	32,181,188	Credit Agricole Corporate and Investment Bank	12/17/25	26,656	—
USD	14,761,054	DKK	93,324,447	Credit Agricole Corporate and Investment Bank	12/17/25	7,398	—
USD	9,739	DKK	61,193	Goldman Sachs International	12/17/25	65	—
USD	3,523,692	DKK	22,204,571	JPMorgan Chase Bank, N.A.	12/17/25	13,373	—
USD	54,188,263	DKK	341,242,457	UBS AG	12/17/25	241,264	—
USD	14,865,608	DKK	93,908,649	UBS AG	12/17/25	19,596	—
USD	19,099,388	EUR	16,131,104	Bank of America, N.A.	12/17/25	77,610	—
USD	7,832,024	GBP	5,775,586	JPMorgan Chase Bank, N.A.	12/17/25	63,656	—
USD	8,013,286	KRW	11,136,063,133	Bank of America, N.A.	12/17/25	54,627	—
						$792,104	$(251,804)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	8,338	Long	12/31/25	$ 910,470,520	$ 1,008,749
U.S. Long Treasury Bond	2,684	Long	12/19/25	312,937,625	5,122,538
U.S. Ultra 10-Year Treasury Note	1,984	Long	12/19/25	228,315,000	(299,373)
U.S. 2-Year Treasury Note	(4,123)	Short	12/31/25	(859,226,760)	112,884
U.S. 10-Year Treasury Note	(484)	Short	12/19/25	(54,450,000)	207,087
15
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Portfolio of Investments — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. Ultra-Long Treasury Bond	(1,504)	Short	12/19/25	$(180,574,000)	$(2,689,490)
					$3,462,395
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Single Family Rental	Goldman Sachs International	$3,368	7.85% (pays annually)	7.70%	3/18/28	$52,461	$4,116	$56,577
Total		$3,368				$52,461	$4,116	$56,577
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $3,368,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
Abbreviations:
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CZK	– Czech Koruna
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling

HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
SGD	– Singapore Dollar
USD	– United States Dollar
16
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Statement of Assets and Liabilities

September 30, 2025
Assets
Unaffiliated investments, at value (identified cost $3,693,003,885)	$3,738,650,460
Affiliated investments, at value (identified cost $103,833,734)	103,831,666
Cash	4,313,823
Deposits for forward commitment securities	1,858,000
Deposits for derivatives collateral:
Futures contracts	20,329,129
OTC derivatives	240,000
Foreign currency, at value (identified cost $994,521)	999,783
Interest and dividends receivable	28,202,634
Interest and dividends receivable from affiliated investments	580,156
Receivable for investments sold	98,434,311
Receivable for Fund shares sold	7,409,891
Receivable for open forward foreign currency exchange contracts	792,104
Receivable for open swap contracts	56,577
Receivable from affiliates	457,800
Trustees' deferred compensation plan	26,508
Total assets	$4,006,182,842
Liabilities
Cash collateral due to broker	$140,000
Payable for investments purchased	14,423,719
Payable for when-issued/delayed delivery/forward commitment securities	600,750,017
Payable for Fund shares redeemed	31,693,130
Payable for variation margin on open futures contracts	771,354
Payable for open forward foreign currency exchange contracts	251,804
Upfront receipts on open OTC swap contracts	4,116
Distributions payable	26,343
Payable to affiliates:
Investment adviser fee	1,146,276
Distribution and service fees	67,598
Sub-transfer agency fee	2,558
Trustees' deferred compensation plan	26,508
Accrued expenses	671,944
Total liabilities	$649,975,367
Net Assets	$3,356,207,475
Sources of Net Assets
Paid-in capital	$3,395,783,375
Accumulated loss	(39,575,900)
Net Assets	$3,356,207,475
Class A Shares
Net Assets	$163,606,091
Shares Outstanding	15,421,073
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.61
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.97
Class C Shares
Net Assets	$42,376,139
Shares Outstanding	3,996,394
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.60
17
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Statement of Assets and Liabilities — continued

September 30, 2025
Class I Shares
Net Assets	$2,849,954,073
Shares Outstanding	268,843,066
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.60
Class R6 Shares
Net Assets	$300,271,172
Shares Outstanding	28,339,233
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.60
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Statement of Operations

Year Ended
September 30, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $49,387)	$1,743,928
Dividend income from affiliated investments	11,865,214
Interest income (net of foreign taxes withheld of $143)	135,823,285
Interest income from affiliated investments	510,821
Other income	325,459
Total investment income	$150,268,707
Expenses
Investment adviser fee	$11,764,782
Distribution and service fees:
Class A	349,101
Class C	403,122
Trustees’ fees and expenses	108,638
Custodian fee	633,154
Transfer and dividend disbursing agent fees	1,679,945
Legal and accounting services	191,018
Printing and postage	124,121
Registration fees	340,916
Miscellaneous	230,964
Total expenses	$15,825,761
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$2,262,783
Total expense reductions	$2,262,783
Net expenses	$13,562,978
Net investment income	$136,705,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(5,193,965)
Investment transactions - affiliated investments	(1,531,794)
Futures contracts	(19,157,553)
Swap contracts	1,845,798
Foreign currency transactions	(374,416)
Forward foreign currency exchange contracts	2,277,712
Net realized loss	$(22,134,218)
Change in unrealized appreciation (depreciation):
Investments	$38,342,541
Investments - affiliated investments	1,342,746
Futures contracts	3,441,529
Swap contracts	52,033
Foreign currency	17,587
Forward foreign currency exchange contracts	567,249
Net change in unrealized appreciation (depreciation)	$43,763,685
Net realized and unrealized gain	$21,629,467
Net increase in net assets from operations	$158,335,196
19
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$136,705,729	$84,636,513
Net realized gain (loss)	(22,134,218)	21,083,954
Net change in unrealized appreciation (depreciation)	43,763,685	98,790,126
Net increase in net assets from operations	$158,335,196	$204,510,593
Distributions to shareholders:
Class A	$(6,902,754)	$(5,302,124)
Class C	(1,688,283)	(1,534,389)
Class I	(121,603,465)	(76,657,891)
Class R6	(11,208,307)	(2,453,069)
Total distributions to shareholders	$(141,402,809)	$(85,947,473)
Transactions in shares of beneficial interest:
Class A	$42,629,705	$25,876,463
Class C	3,092,695	7,319,904
Class I	816,226,095	950,784,874
Class R6	190,873,691	101,717,947
Net increase in net assets from Fund share transactions	$1,052,822,186	$1,085,699,188
Net increase in net assets	$1,069,754,573	$1,204,262,308
Net Assets
At beginning of year	$2,286,452,902	$1,082,190,594
At end of year	$3,356,207,475	$2,286,452,902
20
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Financial Highlights

	Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.62	$9.83	$10.23	$12.34	$11.82
Income (Loss) From Operations
Net investment income(1)	$0.50	$0.54	$0.48	$0.33	$0.33
Net realized and unrealized gain (loss)	0.00(2)	0.80	(0.38)	(2.02)	0.57
Total income (loss) from operations	$0.50	$1.34	$0.10	$(1.69)	$0.90
Less Distributions
From net investment income	$(0.51)	$(0.55)	$(0.50)	$(0.35)	$(0.32)
From net realized gain	—	—	—	(0.07)	(0.06)
Total distributions	$(0.51)	$(0.55)	$(0.50)	$(0.42)	$(0.38)
Net asset value — End of year	$10.61	$10.62	$9.83	$10.23	$12.34
Total Return(3)	4.94%	14.03%	1.03%	(14.10)%	7.72%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$163,606	$120,365	$86,929	$86,430	$107,380
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.80%	0.85%	0.86%	0.84%	0.82%
Net expenses	0.72%(5)	0.73%(5)	0.74%(5)	0.74%(5)	0.74%
Net investment income	4.77%	5.32%	4.73%	2.84%	2.70%
Portfolio Turnover	420%(6)	372%(6)	190%(6)	118%(6)	85%(6)
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the year ended September 30, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(6)	Includes the effect of To-Be-Announced (TBA) transactions.
21
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.61	$9.82	$10.22	$12.33	$11.82
Income (Loss) From Operations
Net investment income(1)	$0.42	$0.47	$0.41	$0.24	$0.24
Net realized and unrealized gain (loss)	0.00(2)	0.80	(0.38)	(2.02)	0.56
Total income (loss) from operations	$0.42	$1.27	$0.03	$(1.78)	$0.80
Less Distributions
From net investment income	$(0.43)	$(0.48)	$(0.43)	$(0.26)	$(0.23)
From net realized gain	—	—	—	(0.07)	(0.06)
Total distributions	$(0.43)	$(0.48)	$(0.43)	$(0.33)	$(0.29)
Net asset value — End of year	$10.60	$10.61	$9.82	$10.22	$12.33
Total Return(3)	4.16%	13.19%	0.17%	(14.67)%	6.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$42,376	$39,297	$29,457	$30,639	$48,423
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.55%	1.60%	1.61%	1.59%	1.57%
Net expenses	1.47%(5)	1.48%(5)	1.49%(5)	1.49%(5)	1.49%
Net investment income	4.02%	4.58%	3.97%	2.05%	1.95%
Portfolio Turnover	420%(6)	372%(6)	190%(6)	118%(6)	85%(6)
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the year ended September 30, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(6)	Includes the effect of To-Be-Announced (TBA) transactions.
22
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$10.61	$9.82	$10.22	$12.33	$11.81
Income (Loss) From Operations
Net investment income(1)	$0.52	$0.57	$0.52	$0.35	$0.36
Net realized and unrealized gain (loss)	0.01	0.80	(0.39)	(2.02)	0.57
Total income (loss) from operations	$0.53	$1.37	$0.13	$(1.67)	$0.93
Less Distributions
From net investment income	$(0.54)	$(0.58)	$(0.53)	$(0.37)	$(0.35)
From net realized gain	—	—	—	(0.07)	(0.06)
Total distributions	$(0.54)	$(0.58)	$(0.53)	$(0.44)	$(0.41)
Net asset value — End of year	$10.60	$10.61	$9.82	$10.22	$12.33
Total Return(2)	5.20%	14.32%	1.28%	(13.89)%	8.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,849,954	$2,021,617	$965,756	$522,611	$630,403
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.55%	0.60%	0.61%	0.59%	0.57%
Net expenses	0.47%(4)	0.48%(4)	0.49%(4)	0.49%(4)	0.49%
Net investment income	5.01%	5.55%	5.04%	3.07%	2.92%
Portfolio Turnover	420%(5)	372%(5)	190%(5)	118%(5)	85%(5)
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the year ended September 30, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To-Be-Announced (TBA) transactions.
23
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Financial Highlights — continued

	Class R6
	Year Ended September 30,		Period Ended September 30, 2023(1)
	2025	2024
Net asset value — Beginning of period	$10.61	$9.82	$10.19
Income (Loss) From Operations
Net investment income(2)	$0.53	$0.57	$0.12
Net realized and unrealized gain (loss)	0.00(3)	0.80	(0.34)
Total income (loss) from operations	$0.53	$1.37	$(0.22)
Less Distributions
From net investment income	$(0.54)	$(0.58)	$(0.15)
Total distributions	$(0.54)	$(0.58)	$(0.15)
Net asset value — End of period	$10.60	$10.61	$9.82
Total Return(4)	5.26%	14.39%	(2.23)%(5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$300,271	$105,174	$49
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.49%	0.54%	0.55%(7)
Net expenses	0.41%(8)	0.42%(8)	0.43%(7)(8)
Net investment income	5.07%	5.50%	4.92%(7)
Portfolio Turnover	420%(9)	372%(9)	190%(5)(9)(10)
(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.02% of average daily net assets for the year ended September 30, 2025, 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the period ended September 30, 2023).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
(10)	For the year ended September 30, 2023.
24
See Notes to Financial Statements.

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Total Return Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
25

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of September 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At September 30, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the
26

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
K  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
L  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
M  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
27

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	Year Ended September 30,
	2025	2024
Ordinary income	$141,402,809	$85,947,473
During the year ended September 30, 2025, accumulated loss was increased by $800,982 and paid-in capital was increased by $800,982 due to the Fund's use of equalization accounting and differences between book and tax accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(78,794,079)
Net unrealized appreciation	39,244,522
Distributions payable	(26,343)
Accumulated loss	$(39,575,900)
At September 30, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $78,794,079 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2025, $37,083,686 are short-term and $41,710,393 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$3,803,254,731
Gross unrealized appreciation	$64,857,503
Gross unrealized depreciation	(25,630,108)
Net unrealized appreciation	$39,227,395
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion but less than $2.5 billion	0.425%
$2.5 billion but less than $5 billion	0.410%
Over $5 billion	0.400%
For the year ended September 30, 2025, the investment adviser fee amounted to $11,764,782 or 0.43% of the Fund’s average daily net assets.
28

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Fund due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended September 30, 2025, the investment adviser fee paid was reduced by $572,987 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.43% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R6, respectively. This agreement may be changed or terminated after February 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $1,689,796 of the Fund’s operating expenses for the year ended September 30, 2025.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2025, EVM earned $10,781 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $26,503 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR's organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2025 amounted to $349,101 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended September 30, 2025, the Fund paid or accrued to EVD $302,342 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2025 amounted to $100,780 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2025, the Fund was informed that EVD received $2,462 and $7,600 of CDSCs paid by Class A and Class C shareholders, respectively.
29

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions, and principal repayments on Senior Loans, for the year ended September 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$2,148,859,982	$1,460,262,277
U.S. Government and Agency Securities	12,337,130,943	11,689,767,756
	$14,485,990,925	$13,150,030,033
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	6,762,205	$ 70,366,884	4,481,746	$ 46,160,619
Issued to shareholders electing to receive payments of distributions in Fund shares	642,081	6,690,989	504,133	5,164,011
Redemptions	(3,317,915)	(34,428,168)	(2,493,912)	(25,448,167)
Net increase	4,086,371	$ 42,629,705	2,491,967	$ 25,876,463
Class C
Sales	1,215,193	$ 12,648,673	1,542,628	$ 15,890,780
Issued to shareholders electing to receive payments of distributions in Fund shares	162,042	1,686,671	149,817	1,533,035
Redemptions	(1,083,448)	(11,242,649)	(988,050)	(10,103,911)
Net increase	293,787	$ 3,092,695	704,395	$ 7,319,904
Class I
Sales	164,638,914	$1,710,722,644	132,704,474	$1,362,527,056
Issued to shareholders electing to receive payments of distributions in Fund shares	11,661,231	121,442,577	7,466,773	76,593,137
Redemptions	(97,984,148)	(1,015,939,126)	(47,966,057)	(488,335,319)
Net increase	78,315,997	$ 816,226,095	92,205,190	$ 950,784,874
Class R6
Sales	21,171,360	$ 219,328,488	10,334,376	$ 106,066,854
Issued to shareholders electing to receive payments of distributions in Fund shares	1,075,878	11,207,890	237,361	2,453,049
Redemptions	(3,824,878)	(39,662,687)	(659,842)	(6,801,956)
Net increase	18,422,360	$ 190,873,691	9,911,895	$ 101,717,947
30

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

8  Restricted Securities
At September 30, 2025, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Enviva LLC	12/6/24	106,272	$638,168	$1,859,760
Total Restricted Securities			$638,168	$1,859,760
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2025 is included in the Portfolio of Investments. At September 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Interest Rate Risk: The Fund enters into interest rate futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $251,804. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $2,472,895 at September 30, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the
31

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at September 30, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss(1)	$ —	$ —	$6,451,258	$6,451,258
Receivable for open forward foreign currency exchange contracts	—	792,104	—	792,104
Receivable for open swap contracts; Upfront receipts on swap contracts	52,461	—	—	52,461
Total Asset Derivatives	$52,461	$792,104	$6,451,258	$7,295,823
Derivatives not subject to master netting or similar agreements	$ —	$ —	$6,451,258	$6,451,258
Total Asset Derivatives subject to master netting or similar agreements	$52,461	$792,104	$ —	$844,565
Accumulated loss(1)	$ —	$ —	$(2,988,863)	$(2,988,863)
Payable for open forward foreign currency exchange contracts	—	(251,804)	—	(251,804)
Total Liability Derivatives	$ —	$(251,804)	$(2,988,863)	$(3,240,667)
Derivatives not subject to master netting or similar agreements	$ —	$ —	$(2,988,863)	$(2,988,863)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(251,804)	$ —	$(251,804)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$136,490	$ —	$ —	$(136,490)	$ —	$140,000
Barclays Bank PLC	49,662	—	—	—	49,662	—
BNP Paribas	379	(379)	—	—	—	—
Citibank, N.A.	61,937	—	(61,937)	—	—	—
Credit Agricole Corporate and Investment Bank	34,054	—	—	—	34,054	—
Goldman Sachs International	52,526	(468)	—	—	52,058	—
JPMorgan Chase Bank, N.A.	239,733	(211,800)	—	—	27,933	—
State Street Bank and Trust Company	83	—	—	—	83	—
UBS AG	269,701	(37,643)	—	—	232,058	—
	$844,565	$(250,290)	$(61,937)	$(136,490)	$395,848	$140,000
32

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
BNP Paribas	$(1,893)	$379	$ —	$1,514	$ —	$70,000
Goldman Sachs International	(468)	468	—	—	—	—
JPMorgan Chase Bank, N.A.	(211,800)	211,800	—	—	—	30,000
UBS AG	(37,643)	37,643	—	—	—	—
	$(251,804)	$250,290	$ —	$1,514	$ —	$100,000
Total — Deposits for derivatives collateral — OTC derivatives						$240,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended September 30, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$(19,157,553)	$(19,157,553)
Swap contracts	1,845,798	—	—	1,845,798
Forward foreign currency exchange contracts	—	2,277,712	—	2,277,712
Total	$1,845,798	$2,277,712	$(19,157,553)	$(15,034,043)
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$3,441,529	$3,441,529
Swap contracts	52,033	—	—	52,033
Forward foreign currency exchange contracts	—	567,249	—	567,249
Total	$52,033	$567,249	$3,441,529	$4,060,811
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended September 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$880,570,000	$197,464,000	$54,428,000	$8,374,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
33

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

10  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2025. Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
11  Affiliated Investments
At September 30, 2025, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $103,831,666, which represents 3.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Affiliated Investment Funds
Eaton Vance Emerging Markets Debt Opportunities Fund	$ —	$ 16,000,000	$ —	$ —	$ 185,342	$ 16,185,342	$322,562	1,950,041
Eaton Vance Emerging Markets Local Income Fund	—	32,185,000	—	—	408,084	32,593,084	751,393	9,419,966
Eaton Vance Floating-Rate Advantage Fund, Class R6	—	11,900,000	(11,532,203)	(367,797)	—	—	367,955	—
Eaton Vance Floating-Rate Fund, Class R6	35,324,903	—	(34,336,003)	(1,163,997)	175,097	—	1,382,686	—
Eaton Vance Global Macro Absolute Return Fund	—	16,100,000	—	—	158,776	16,258,776	216,252	1,862,403
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class C, 4.872%, 5/15/49	3,964,000	—	—	—	(57,436)	3,906,564	200,689	$4,198,800
Series 2016-C29, Class D, 3.00%, 5/15/49	2,603,378	—	—	—	(297,696)	2,322,088	107,836	$3,047,635
Series 2016-C32, Class D, 3.396%, 12/15/49	3,521,904	—	—	—	585,230	4,139,630	202,296	$5,000,000
34

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Eaton Vance Short Duration Income ETF	$ —	$ 13,184,576	$ —	$ —	$ 180,724	$ 13,365,300	$367,002	260,000
Eaton Vance Ultra-Short Income ETF	—	1,269,500	—	—	4,625	1,274,125	56,844	25,000
Short-Term Investments
Liquidity Fund	313,416,827	1,391,007,738	(1,690,637,808)	—	—	13,786,757	8,400,520	13,786,757
Total				$(1,531,794)	$1,342,746	$103,831,666	$12,376,035
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Affiliated Investment Funds	$ 65,037,202	$ —	$ —	$ 65,037,202
Asset-Backed Securities	—	400,314,347	—	400,314,347
Collateralized Mortgage Obligations	—	160,791,447	—	160,791,447
Commercial Mortgage-Backed Securities	—	232,853,429	—	232,853,429
Common Stocks	1,329	1,859,760	—	1,861,089
Convertible Bonds	—	23,718,405	—	23,718,405
Corporate Bonds	—	966,343,616	—	966,343,616
Exchange-Traded Funds	56,755,725	—	—	56,755,725
Preferred Stocks	6,015,733	—	—	6,015,733
Senior Floating-Rate Loans	—	35,463,711	—	35,463,711
Sovereign Government Bonds	—	22,645,341	—	22,645,341
U.S. Government Agency Mortgage-Backed Securities	—	742,862,761	—	742,862,761
U.S. Treasury Obligations	—	1,111,564,115	—	1,111,564,115
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	13,786,757	—	—	13,786,757
U.S. Treasury Obligations	—	2,468,448	—	2,468,448
Total Investments	$141,596,746	$3,700,885,380	$ 0	$3,842,482,126
35

Eaton Vance
Total Return Bond Fund
September 30, 2025
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 792,104	$ —	$ 792,104
Futures Contracts	6,451,258	—	—	6,451,258
Swap Contracts	—	52,461	—	52,461
Total	$148,048,004	$3,701,729,945	$ 0	$3,849,777,949
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (251,804)	$ —	$ (251,804)
Futures Contracts	(2,988,863)	—	—	(2,988,863)
Total	$ (2,988,863)	$ (251,804)	$ —	$ (3,240,667)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2025 is not presented.
13  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
36

Eaton Vance
Total Return Bond Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Total Return Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Total Return Bond Fund (the "Fund"), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of September 30, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
37

Eaton Vance
Total Return Bond Fund
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund designates approximately $121,400, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended September 30, 2025, the Fund designates 88.57% of distributions from net investment income as a 163(j) interest dividend.
38

Eaton Vance
Total Return Bond Fund
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
39

Eaton Vance
Total Return Bond Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
40

Eaton Vance
Total Return Bond Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vane Total Return Bond Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. The Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk and special considerations relevant to investing in income securities. The Board considered the Adviser’s in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period and consistent with the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
41

Eaton Vance
Total Return Bond Fund
September 30, 2025
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
42

EBABX-NCSR    9.30.25

Eaton Vance
Municipal Income Funds
Annual Financial Statements and
Additional Information
September 30, 2025

AMT-Free    •     National

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2025
Eaton Vance
Municipal Income Funds
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Portfolio of Investments

Tax-Exempt Municipal Obligations — 102.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.7%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$105	$ 91,972
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	25	21,201
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	1,400	1,384,541
4.00%, 4/1/44	1,500	1,418,619
University of Delaware, (SPA: TD Bank, N.A.), 3.90%, 11/1/35(1)	100	100,000
		$ 3,016,333
Electric Utilities — 3.5%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 988,832
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/49	2,370	2,483,046
Seattle, WA, Municipal Light and Power Revenue, 5.25%, 2/1/50	1,000	1,068,898
South Carolina Public Service Authority:
5.00%, 12/1/41	1,000	1,066,107
5.50%, 12/1/54	545	579,927
		$ 6,186,810
Escrowed/Prerefunded — 3.4%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,242,530
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	2,500	2,706,135
		$ 5,948,665
General Obligations — 18.7%
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/45	$275	$ 299,163
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	1,110	983,032
3.25%, 8/1/44	1,000	856,716
Chicago Board of Education, IL:
5.00%, 12/1/42	390	368,307
5.00%, 12/1/44	2,000	1,845,129
Chicago, IL:
5.00%, 1/1/39	1,400	1,404,562
5.00%, 1/1/43	1,000	970,403
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Falls Church, VA, 3.00%, 7/15/42	$1,445	$ 1,223,090
Foothill-De Anza Community College District, CA, (Election of 2020), 5.00%, 8/1/43	1,460	1,605,644
Houston, TX, 4.125%, 3/1/51	1,510	1,406,523
Illinois:
4.00%, 11/1/40	1,000	933,341
5.50%, 5/1/39	205	217,685
5.50%, 3/1/42	2,300	2,450,028
5.75%, 5/1/45	210	220,248
Lubbock Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/50	2,285	2,434,657
Mt. San Antonio Community College District, CA, (Election of 2024), 5.25%, 8/1/55	1,605	1,737,738
New York, NY:
4.00%, 9/1/46	1,995	1,841,065
4.00%, 4/1/50	1,775	1,607,491
5.00%, 8/1/53	1,000	1,038,138
Northshore School District No. 417, WA, 5.00%, 12/1/43(2)	1,500	1,607,176
Northside Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/50	1,500	1,567,339
5.00%, 8/15/50	1,000	1,044,709
Philadelphia, PA, 5.25%, 8/1/43	500	543,189
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/44	1,190	1,287,986
Sherman Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53	3,000	3,107,120
		$ 32,600,479
Hospital — 8.3%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	$2,500	$ 2,509,279
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,002,117
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,024,717
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,370	3,422,708
5.00%, 6/1/37	110	111,291
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	500	466,863
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	1,110	1,081,260

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	$1,440	$ 1,328,548
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care), 5.00%, 8/15/42	1,500	1,580,488
		$ 14,527,271
Housing — 5.3%
Cuyahoga Metropolitan Housing Authority, OH, Social Bonds, 2.00%, 12/1/31	$1,250	$ 1,124,904
FW Texas Street Public Facility Corp., TX, (River District), 5.00%, 5/1/38	1,450	1,467,924
Massachusetts Housing Finance Agency, (FHLMC), (FNMA), (GNMA), Social Bonds, 4.95%, 12/1/53	2,460	2,505,557
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.15%, 10/1/45	2,000	2,034,282
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	505,378
5.00%, 7/1/42	1,250	1,252,202
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 9,175,247
Insured - Education — 0.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,250	$ 1,362,629
		$ 1,362,629
Insured - Electric Utilities — 1.5%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,576,950
		$ 2,576,950
Insured - General Obligations — 1.2%
Rhode Island Health and Educational Building Corp., (AG), 5.25%, 5/15/46	$2,000	$ 2,121,310
		$ 2,121,310
Insured - Hospital — 1.2%
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	$2,000	$ 2,093,451
		$ 2,093,451
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 4.2%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AG), 0.00%, 9/1/31	$8,680	$ 7,339,536
		$ 7,339,536
Insured - Other Revenue — 0.6%
Hudson Yards Infrastructure Corp., NY, (AG), 4.00%, 2/15/47	$1,155	$ 1,077,522
		$ 1,077,522
Insured - Special Tax Revenue — 9.1%
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	$10,600	$ 6,872,405
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	6,000	6,230,330
(NPFG), 5.50%, 1/1/30	2,565	2,875,746
		$ 15,978,481
Insured - Transportation — 8.7%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	$7,120	$ 3,559,578
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	11,000	11,652,170
		$ 15,211,748
Lease Revenue/Certificates of Participation — 4.8%
Michigan Building Authority:
5.00%, 4/15/41	$2,000	$ 2,163,712
5.00%, 4/15/42	1,000	1,072,781
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	1,000	1,017,532
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,188,569
		$ 8,442,594
Other Revenue — 7.5%
Black Belt Energy Gas District, AL:
5.00%, 10/1/35	$1,070	$ 1,118,335
5.00% to 5/1/35 (Put Date), 12/1/55	1,350	1,456,103
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	1,600	1,367,627
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	750	798,620
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	350	370,847
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,800,753

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	$1,200	$ 468,000
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	1,500	1,607,678
Southeast Energy Authority, AL:
5.00% to 6/1/35 (Put Date), 1/1/56	100	105,654
5.25% to 11/1/35 (Put Date), 11/1/55	2,000	2,222,671
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	1,665	1,802,161
		$ 13,118,449
Senior Living/Life Care — 3.7%
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	$1,180	$ 955,502
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(4)	360	357,835
5.75%, 7/1/54(4)	775	764,140
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	994,818
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,672,047
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/30(4)	1,730	1,748,262
		$ 6,492,604
Special Tax Revenue — 8.7%
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	$5,000	$ 4,257,434
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	1,380	1,298,258
5.50%, 11/1/45(5)	2,000	2,151,620
5.50%, 5/1/50	1,500	1,638,340
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	4,500	1,131,963
5.00%, 7/1/58	2,817	2,722,893
Tampa, FL, (Central and Lower Basin Stormwater Improvements), 5.00%, 5/1/46	2,000	2,065,075
		$ 15,265,583
Transportation — 5.6%
Denver City and County, CO, Airport System Revenue, 5.25%, 11/15/53	$2,000	$ 2,083,889
Metropolitan Transportation Authority, NY:
5.25%, 11/15/45	1,000	1,059,264
Green Bonds, 4.75%, 11/15/45	225	224,000
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,052,619
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	$2,400	$ 2,230,844
Port Authority of New York and New Jersey, 5.00%, 1/15/41	1,000	1,097,093
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,495,695
Texas Transportation Commission, 0.00%, 8/1/40	1,000	499,329
		$ 9,742,733
Water and Sewer — 3.5%
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.25%, 7/1/48	$500	$ 538,534
Metropolitan Government of Nashville and Davidson County, TN, Water and Sewer Revenue, 5.00%, 7/1/50	1,500	1,569,186
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	2,000	1,843,083
5.25%, 6/15/52(5)	1,000	1,048,240
South Jordan, UT, Water Revenue, 5.00%, 11/1/42(2)	1,000	1,078,892
		$ 6,077,935
Total Tax-Exempt Municipal Obligations (identified cost $174,248,427)		$ 178,356,330
Total Investments — 102.0% (identified cost $174,248,427)		$ 178,356,330
Other Assets, Less Liabilities — (2.0)%		$ (3,488,629)
Net Assets — 100.0%		$ 174,867,701
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(2)	When-issued security.
(3)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $2,870,237 or 1.6% of the Fund's net assets.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

At September 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	11.5%
California	11.5%
Texas	11.3%
Others, representing less than 10% individually	67.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 26.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 13.2% to 17.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments

Corporate Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
UPMC, 1.803%, 4/15/26	$7,300	$ 7,183,421
Total Corporate Bonds (identified cost $6,638,328)		$ 7,183,421

Tax-Exempt Municipal Obligations — 98.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.9%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$9,360	$ 9,689,242
Green Bonds, 5.25%, 9/15/52	10,000	10,466,752
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 3.90%, 12/1/54(1)	39,625	39,625,000
Oklahoma Water Resources Board, 4.00%, 10/1/54	1,320	1,190,359
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	8,300	9,244,212
Texas Water Development Board, 4.00%, 10/15/49	6,950	6,309,766
		$ 76,525,331
Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$14,652	$ 6,447,019
		$ 6,447,019
Education — 4.3%
California Educational Facilities Authority, (University of Southern California)), 5.00%, 10/1/55	$16,625	$ 17,475,470
Clemson University, SC:
4.00%, 5/1/40	6,185	6,113,746
4.00%, 5/1/41	7,815	7,615,589
Colorado State University, 5.25%, 3/1/50	1,240	1,307,838
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	38,161
Louisiana Public Facilities Authority, (Acadiana Renaissance Charter Academy), 6.15%, 6/15/55(3)	7,000	7,088,406
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 11/15/35 (Put Date), 5/15/55	6,805	7,907,549
Security	Principal Amount (000's omitted)	Value
Education (continued)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University), 5.00%, 10/1/49	$1,365	$ 1,435,833
Missouri Health and Educational Facilities Authority, (St. Louis University), (LOC: Barclays Bank PLC), 3.65%, 10/1/35(1)	5,965	5,965,000
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	3,205	2,913,679
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	9,060	9,200,783
Ohio State University, 5.25%, 12/1/46	14,315	15,393,771
Oregon State University:
4.00%, 4/1/44	4,465	4,316,020
5.00%, 4/1/45	6,580	7,061,531
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,235	4,742,593
Private Colleges and Universities Authority, GA, (Emory University):
5.25%, 9/1/42	2,770	3,051,598
5.25%, 9/1/43	2,150	2,352,389
Texas Tech University System, 4.00%, 2/15/44	11,525	10,883,933
University of Alabama:
4.00%, 7/1/43	4,250	4,020,256
4.00%, 7/1/44	6,290	5,897,788
University of Arkansas:
5.00%, 11/1/44	2,925	3,082,181
5.00%, 12/1/45	1,505	1,553,077
University of Cincinnati, OH:
5.25%, 6/1/46	2,500	2,652,303
5.25%, 6/1/47	3,500	3,713,653
University of Massachusetts Building Authority, 5.00%, 11/1/50	6,000	6,215,234
University of Oregon:
5.00%, 4/1/48	9,715	9,832,936
5.00%, 4/1/50	9,385	9,538,295
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	3,170	2,800,299
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	13,000	11,884,318
		$ 176,054,229
Electric Utilities — 3.5%
Energy Northwest, WA:
5.00%, 7/1/40	$3,000	$ 3,314,355
5.00%, 7/1/41	2,945	3,220,067
5.00%, 7/1/42	2,720	2,938,174
5.00%, 7/1/43	2,300	2,463,792

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$12,180	$ 12,188,246
5.00%, 3/1/46	4,630	4,837,709
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 3.70%, 10/1/42(1)	10,955	10,955,000
Indiana Municipal Power Agency, (LOC: Truist Bank), 3.88%, 1/1/42(1)	10,170	10,170,000
Long Island Power Authority, NY, Electric System Revenue:
5.00%, 9/1/37	5,000	5,665,039
5.00%, 9/1/49	5,000	5,201,351
Omaha Public Power District, NE:
4.00%, 2/1/49	3,870	3,583,739
5.00%, 2/1/47	10,000	10,321,915
5.25%, 2/1/48	10,000	10,574,139
Salt River Project Agricultural Improvement and Power District, AZ, 5.00%, 1/1/47	8,675	9,078,221
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	15,725	16,624,456
Snohomish County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 12/1/40	8,205	9,087,817
5.25%, 12/1/46	1,750	1,890,609
5.25%, 12/1/47	4,905	5,285,979
South Carolina Public Service Authority:
4.00%, 12/1/52	7,595	6,613,070
5.00%, 12/1/45	2,250	2,334,720
5.25%, 12/1/49	3,500	3,658,081
5.50%, 12/1/54	6,230	6,629,260
		$ 146,635,739
Escrowed/Prerefunded — 1.1%
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	$8,460	$ 9,143,936
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,375,218
New Jersey Transportation Trust Fund Authority, (Transportation Program), Prerefunded to 12/15/28, 5.00%, 6/15/50	20,500	22,190,303
		$ 45,709,457
General Obligations — 24.4%
Antelope Valley Union High School District, CA, (Election of 2024), 5.00%, 8/1/50	$13,610	$ 14,468,403
Arapahoe County School District No. 5 Cherry Creek, CO, 5.25%, 12/15/41	5,000	5,574,221
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Austin Independent School District, TX, (PSF Guaranteed), 5.25%, 8/1/50	$5,000	$ 5,348,614
Azle Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	5,525	5,147,873
Banquete Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/49	6,895	6,370,417
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	12,820	13,277,637
Belmont-Redwood Shores School District, CA, (Election of 2024), 5.00%, 8/1/50	5,200	5,527,972
Bend, OR, 5.00%, 6/1/50	4,430	4,662,385
Berkeley Unified School District, CA, (Election of 2020):
5.00%, 8/1/42	4,195	4,612,673
5.00%, 8/1/43	4,785	5,225,328
Bethel Park School District, PA, 5.25%, 8/1/42	5,155	5,571,041
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/44	15,000	12,850,747
Bishop Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	2,710	2,829,156
Boston, MA, 5.00%, 2/1/43	10,835	11,635,665
Bullard Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	4,450	4,602,041
California, 5.00%, 11/1/42	25,000	26,834,542
Carlsbad Unified School District, CA, (Election of 2018), 4.00%, 8/1/50	4,720	4,416,381
Central Dauphin School District, PA, 5.00%, 2/1/46	1,015	1,069,321
Cherry Hill Township School District, NJ, 4.00%, 8/1/40	4,305	4,325,604
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,164,018
5.00%, 12/1/42	23,400	22,098,408
5.00%, 12/1/44	20,515	18,926,411
5.875%, 12/1/47	6,500	6,542,260
Chicago, IL:
5.00%, 1/1/44	12,350	11,647,822
5.25%, 1/1/38	6,750	6,883,726
5.25%, 1/1/45	4,750	4,681,360
5.50%, 1/1/39	5,000	5,122,168
5.50%, 1/1/49	9,805	9,702,057
6.00%, 1/1/43	2,010	2,150,704
Chico Unified School District, CA, (Election of 2012), 5.00%, 8/1/39	50	56,436
Chico Unified School District, CA, (Election of 2024):
5.00%, 8/1/42	1,000	1,095,746
5.00%, 8/1/43	1,140	1,239,503
Clackamas Community College District, OR:
5.00%, 6/15/40	55	60,789
5.00%, 6/15/42	1,500	1,621,124

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Clackamas Community College District, OR: (continued)
5.00%, 6/15/45	$1,440	$ 1,531,645
Collin County Community College District, TX:
4.00%, 8/15/44	12,545	11,949,927
4.125%, 8/15/45	13,045	12,557,944
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,266,940
5.00%, 2/15/44	4,850	5,086,217
Denton County, TX, 4.00%, 7/15/49	10,000	9,422,240
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/48	13,150	13,677,453
Desert Sands Unified School District, CA, (Election of 2024), 4.00%, 8/1/50	15,000	13,970,896
District of Columbia, 5.25%, 1/1/48	9,710	10,250,980
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/42	2,000	2,148,581
5.00%, 8/15/43	1,250	1,330,542
Ector County Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/41	2,215	2,436,439
5.25%, 8/15/42	3,125	3,411,224
5.25%, 8/15/43	2,855	3,095,969
5.25%, 8/15/44	3,175	3,417,168
Fairfax County, VA, 4.00%, 10/1/43	715	709,948
Fayetteville School District No. 1, AR, 4.00%, 2/1/46	10,675	10,222,046
Forney Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/50(4)	10,000	10,476,300
Frederick County, MD, 4.00%, 4/1/45	4,045	3,967,493
Freehold Township Board Of Education, NJ, 4.00%, 8/15/42	5,910	5,835,900
Fullerton Joint Union High School District, CA, (Election of 2024), 4.00%, 8/1/51	24,870	22,982,350
Fulshear, TX, 4.00%, 4/15/51	7,485	6,914,287
Grand Rapids, MI, 5.00%, 4/1/50	13,515	14,075,840
Gregory-Portland Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/44	2,245	2,360,289
5.00%, 2/15/45	1,930	2,023,169
5.25%, 2/15/46	3,150	3,371,116
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,599,937
Harford County, MD, 4.00%, 10/1/44	1,530	1,510,088
Harris County Flood Control District, TX, Sustainability Bonds, 4.00%, 9/15/48	9,000	8,441,233
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/45	$6,500	$ 7,016,524
Highline School District No. 401, WA, 5.00%, 12/1/43	8,315	8,909,927
Houston, TX, 4.125%, 3/1/51	8,845	8,238,870
Howell Public Schools, MI:
5.00%, 5/1/42	5,500	5,836,100
5.00%, 5/1/44	6,800	7,121,798
5.00%, 5/1/45	2,700	2,811,691
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	10,250	10,611,734
Hutto Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/48	1,215	1,268,521
Illinois:
4.25%, 5/1/46	15,915	14,582,926
5.00%, 2/1/29	15,000	15,437,487
5.50%, 5/1/39	870	923,834
5.50%, 3/1/42	11,700	12,463,189
5.75%, 5/1/45	890	933,432
Kentfield School District, CA, (Election of 2024), 4.125%, 8/1/51	1,170	1,118,735
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/40	4,000	4,395,779
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	5,745	5,306,778
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/50	9,000	9,807,828
Massachusetts:
3.00%, 4/1/49	10,000	7,470,954
5.00%, 11/1/43	10,105	10,805,783
5.00%, 5/1/48	10,000	10,439,141
5.00%, 5/1/49	7,000	7,328,586
Maui County, HI, 5.00%, 9/1/42	4,650	5,024,365
Melissa Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/49	2,800	2,605,615
Mesquite Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	10,000	10,609,963
Mida Cormont Public Infrastructure District, UT, 6.25%, 6/1/55(3)	2,700	2,816,174
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	2,390	2,438,007
Mobile, AL, 5.00%, 2/15/41	14,410	15,700,864
Montgomery County, MD:
2.00%, 8/1/39	4,000	3,003,917
(SPA: U.S. Bank, N.A.), 3.55%, 11/1/37(1)	50,000	50,000,000
Mt. San Antonio Community College District, CA, (Election of 2024), 5.25%, 8/1/55	6,430	6,961,778
Nassau County, NY, 5.00%, 4/1/49(4)	10,000	10,447,100

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
New York, NY:
4.00%, 9/1/46	$9,980	$ 9,209,941
5.00%, 9/1/48	5,000	5,191,344
5.25%, 5/1/42	3,335	3,558,619
5.25%, 4/1/47	10,000	10,605,988
5.25%, 10/1/47	5,000	5,257,312
5.25%, 2/1/50	14,405	15,314,581
(LOC: U.S. Bank, N.A.), 3.50%, 4/1/38(1)	10,000	10,000,000
(SPA: Barclays Bank PLC), 3.85%, 6/1/44(1)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 8/1/44(1)	10,000	10,000,000
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/36	4,000	4,515,548
Northshore School District No. 417, WA, 5.00%, 12/1/44(5)	2,000	2,127,517
Norwood, MA, 4.00%, 9/15/47	10,755	10,228,552
Oregon, 5.25%, 6/1/44	1,350	1,485,335
Oregon City School District No. 62, OR:
5.00%, 6/15/41	2,215	2,409,871
5.00%, 6/15/49	5,000	5,105,915
Pasadena, CA, (Central Library):
5.00%, 9/1/46	3,995	4,351,054
5.00%, 9/1/51	11,925	12,791,352
Puerto Rico:
5.625%, 7/1/29	10,762	11,517,165
5.75%, 7/1/31	12,303	13,641,626
Rio Hondo Community College District, CA, (Election of 2024), 5.00%, 8/1/50	17,850	18,887,346
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/54	5,920	5,477,530
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	12,000	12,457,657
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	7,992,920
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	10,710	10,317,573
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	10,627,126
Spring Branch Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/43	1,000	1,073,532
5.00%, 2/1/44	1,625	1,734,879
5.00%, 2/1/45	1,500	1,594,856
5.00%, 2/1/46	2,250	2,379,323
Spring Independent School District, TX, (PSF Guaranteed):
5.25%, 8/15/42	3,185	3,523,993
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Spring Independent School District, TX, (PSF Guaranteed): (continued)
5.25%, 8/15/43	$4,000	$ 4,395,580
Tacoma School District No. 10, WA, 5.00%, 12/1/48	865	908,798
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	9,565	9,349,090
Tenafly Board of Education, NJ, 4.00%, 8/1/42	1,530	1,549,239
Terrell Independent School District, TX, (PSF Guaranteed):
5.25%, 8/1/42	2,000	2,183,172
5.25%, 8/1/43	2,600	2,823,264
5.25%, 8/1/44	3,000	3,246,601
5.25%, 8/1/45	2,000	2,161,899
Tigard-Tualatin School District No. 23J, OR, 5.00%, 6/15/44	6,000	6,379,369
Washington, 5.00%, 8/1/46	20,000	21,157,012
Watertown, MA, 4.00%, 6/15/47	1,290	1,236,000
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/45	1,000	1,069,110
Wilson School District, PA, 5.00%, 5/15/43(5)	2,000	2,115,498
Wisconsin, 4.00%, 5/1/41	5,050	5,066,324
Woolwich Township, NJ:
4.00%, 5/1/42	1,500	1,498,210
4.00%, 5/1/43	700	691,490
Wylie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	9,380	8,624,751
		$1,006,657,976
Hospital — 6.3%
Arizona Industrial Development Authority, (Phoenix Children's Hospital), 4.00%, 2/1/50	$3,680	$ 3,179,563
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	10,000	10,037,117
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	12,835	13,364,401
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	3,110	3,130,844
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	2,510	2,343,654
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	9,105	8,215,433
Greenville Health System, SC, 5.00%, 5/1/39	1,225	1,225,474
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), 4.00%, 10/1/47	10,805	9,722,468
Idaho Health Facilities Authority, ID, (St. Lukes’s Health System), 5.00%, 3/1/41	3,200	3,410,461

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Illinois Finance Authority, (University of Chicago Medical Center), (LOC: TD Bank, N.A.), 3.75%, 8/1/43(1)	$10,000	$ 10,000,000
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,002,693
Maricopa County Industrial Development Authority, AZ, (Banner Health), Series 2019-E, 4.00%, 1/1/45	8,650	7,933,693
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,565	11,567,418
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/47	9,700	10,113,398
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,775	10,253,437
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/41	5,395	5,565,445
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,000	13,260,966
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,575	5,093,416
4.25%, 4/1/55	5,000	4,640,492
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	16,604,677
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	9,350	8,370,638
5.00%, 11/15/38	4,200	4,201,847
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	15,575	13,584,626
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	855	782,995
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 4.375%, 11/1/54	4,700	4,229,510
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/43	1,550	1,448,735
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	12,000	10,969,561
Rochester, MN, (Mayo Clinic), (LOC: Barclays Bank PLC), 3.05%, 11/15/64(1)	5,000	5,000,000
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	11,802,202
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	6,936,812
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,500	5,072,349
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
South Carolina Jobs-Economic Development Authority, (McLeod Health), 4.25%, 11/1/54	$4,060	$ 3,745,768
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	4,290	4,290,696
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	7,865	7,181,607
St. Cloud, MN, (CentraCare Health System), 4.00%, 5/1/50	10,000	8,877,748
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	8,565	7,927,426
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/47	3,145	2,867,895
		$ 261,955,465
Housing — 3.7%
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	$1,760	$ 1,776,347
EP Cimarron Ventanas PFC, TX, (Lifestyles at Los Paseos and Lifestyles on the Reserve), 4.125%, 12/1/39	2,000	1,954,339
Georgia Housing and Finance Authority, 3.65%, 6/1/44	7,585	6,940,296
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	3,595	3,599,402
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,244,977
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.60%, 12/1/50	6,850	6,787,804
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,088,020
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (4th and Shelby Apartments), (FNMA), 4.60%, 12/1/44	8,350	8,432,641
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.50%, 12/1/40	3,250	3,291,675
Social Bonds, 4.85%, 12/1/45	2,660	2,694,770
Social Bonds, 5.00%, 6/1/46(5)	5,000	5,006,475
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	1,245	993,733
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,156	1,080,564
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,959	1,873,552
(FHLMC), (FNMA), (GNMA), Series 2024-A, 4.45%, 11/1/44	945	937,594
(FHLMC), (FNMA), (GNMA), Series 2024-E, 4.45%, 11/1/44	12,205	12,109,343

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), GNMA), 4.50%, 9/1/44	$12,870	$ 12,814,153
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	290	284,118
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.55%, 11/1/54	3,000	2,960,302
Sustainable Development Bonds, 5.00%, 11/1/54	5,025	5,119,870
New York Housing Finance Agency, Sustainability Bonds, (SPA: Barclays Bank PLC), 3.85%, 11/1/64(1)	15,000	15,000,000
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	2,210	2,199,384
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.50%, 10/1/44	9,360	9,254,734
Social Bonds, 5.15%, 10/1/45	5,000	5,085,705
South Carolina Housing Finance and Development Authority, 4.375%, 7/1/44	2,385	2,355,249
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,241,013
Virginia Housing Development Authority:
4.05%, 10/1/44	4,830	4,650,406
4.45%, 12/1/44	1,400	1,403,236
4.625%, 12/1/49	1,015	1,005,152
5.125%, 11/1/43	245	252,901
5.25%, 11/1/48	2,065	2,114,918
Wisconsin Housing and Economic Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 9/1/44	4,500	4,457,457
		$ 151,650,130
Industrial Development Revenue — 2.1%
Baldwin County Industrial Development Authority, AL, (Novelis Corp.), (AMT), 5.00% to 6/1/32 (Put Date), 6/1/55(3)	$3,800	$ 3,889,943
Houston, TX, (United Airlines, Inc.), (AMT), 5.50%, 7/15/37	4,000	4,321,352
Mobile County Industrial Development Authority, AL, (AM/NS Calvert LLC), (AMT), 4.75%, 12/1/54	16,925	15,667,489
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	15,000	13,823,307
(AMT), 5.00%, 10/1/40	26,585	26,874,431
(AMT), 6.00%, 4/1/35	7,360	8,094,582
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	$10,000	$ 10,048,554
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(3)	2,000	1,989,883
		$ 84,709,541
Insured - Education — 0.7%
College of Charleston, SC, (AG), 4.375%, 4/1/55	$14,435	$ 13,974,304
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53	7,725	7,194,824
Western Michigan University:
(AG), 5.25%, 11/15/49	1,475	1,558,352
(AG), 5.25%, 11/15/54	6,500	6,823,600
		$ 29,551,080
Insured - Electric Utilities — 0.4%
Griffin, GA, Public Utility Revenue, (BAM), 5.00%, 1/1/51(5)	$2,000	$ 2,080,688
Long Island Power Authority, NY:
(BAM), 5.00%, 9/1/36	3,000	3,440,696
(BAM), 5.00%, 9/1/44	8,750	9,318,740
		$ 14,840,124
Insured - General Obligations — 1.1%
Clark County School District, NV, (AG), 4.25%, 6/15/41	$4,070	$ 4,063,647
Fayette County School District, KY, (BAM), 5.00%, 6/1/41	10,735	11,586,230
Generation Park Management District, TX, (AG), 3.50%, 9/1/43	2,690	2,378,825
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.375%, 3/1/45	695	590,338
(BAM), 3.375%, 3/1/46	2,570	2,176,854
Harris County Municipal Utility District No. 489, TX:
(BAM), Series 2024, 4.00%, 9/1/50	4,395	3,893,847
(BAM), Series 2024A, 4.00%, 9/1/50	5,920	5,244,954
Johnson and Miami Counties Unified School District No. 230 Spring Hills, KS, (AG), 6.00%, 9/1/43	1,600	1,832,192
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	8,910	7,567,835
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	7,590	6,987,002
		$ 46,321,724

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.9%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$20,450	$ 18,898,579
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	17,715	16,099,163
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	790	750,734
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/54	3,900	3,481,644
		$ 39,230,120
Insured - Housing — 0.2%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$7,500	$ 6,697,446
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	1,250	1,311,494
		$ 8,008,940
Insured - Lease Revenue/Certificates of Participation — 0.2%
Nevada System of Higher Education, NV, (BAM), 4.25%, 7/1/55	$9,950	$ 9,337,089
		$ 9,337,089
Insured - Special Tax Revenue — 1.9%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/45	$2,500	$ 2,667,860
(AG), 5.50%, 6/1/50	7,500	8,054,292
Fort Smith, AR, Sales and Use Tax Revenue, (AG), 5.25%, 11/1/50(5)	2,500	2,633,733
Harris County-Houston Sports Authority, TX, (AG), (NPFG), 0.00%, 11/15/34	58,155	37,704,219
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,053,831
(NPFG), 5.50%, 1/1/30	3,080	3,453,138
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,235	9,558,768
Pasco Public Facilities District, WA, Sales Tax Revenue, (AG), 4.25%, 11/1/49	2,645	2,570,883
		$ 78,696,724
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/43	$10,450	$ 11,073,037
(AG), (AMT), 5.25%, 1/1/45	4,365	4,585,137
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,398,566
Houston, TX, Airport System Revenue:
(AG), (AMT), 5.25%, 7/1/48	11,890	12,337,714
(AG), (AMT), 5.25%, 7/1/53	12,000	12,405,618
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AG), (AMT), 5.00%, 3/1/49	1,115	1,116,734
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,263,185
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AG), (AMT), 5.00%, 6/30/49	7,835	7,854,329
New York Transportation Development Corp., (John F. Kennedy International Airport Terminal 6 Redevelopment), Green Bonds, (AG), (AMT), 5.25%, 12/31/54	3,325	3,389,864
St. Louis, MO, (Lambert International Airport), (AG), 5.25%, 7/1/54	3,100	3,258,846
		$ 70,683,030
Lease Revenue/Certificates of Participation — 2.9%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 12,539,859
Castle Rock, CO, 5.00%, 12/1/49	5,000	5,206,587
Florence County School District No. 3, SC, 4.25%, 12/1/44	1,440	1,360,512
Jacksonville, FL:
5.00%, 10/1/42	11,600	12,431,990
5.00%, 10/1/43	9,405	10,001,984
Kentucky Property and Building Commission, 4.125%, 4/1/45	3,050	2,866,963
Maryland Stadium Authority, 5.00%, 5/1/50	8,980	9,644,186
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,346,034
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,640	13,235,876
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.125%, 6/15/50	10,000	9,265,919
4.25%, 6/15/44	825	794,853
5.00%, 6/15/46	6,000	6,221,508
2019 Series AA, 5.25%, 6/15/43	10,000	10,279,460
2020 Series AA, 4.00%, 6/15/50	13,500	12,097,055

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation Program): (continued)
2022 Series CC, 5.25%, 6/15/43	$5,750	$ 6,108,788
		$ 121,401,574
Other Revenue — 4.0%
Black Belt Energy Gas District, AL:
5.00%, 10/1/35	$5,720	$ 5,978,387
5.00% to 5/1/35 (Put Date), 12/1/55	4,000	4,314,378
5.25% to 10/1/30 (Put Date), 1/1/54	11,250	12,090,545
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	21,890	18,710,849
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	3,505	3,713,767
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,195	11,169,063
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	250	97,500
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,732,216
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,475,325
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,593,482
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.787%, (67% of SOFR + 1.00%), 12/1/52(7)	12,500	12,500,599
Oregon, State Lottery Revenue:
5.00%, 4/1/41	2,000	2,187,943
5.25%, 4/1/42	3,000	3,324,552
5.25%, 4/1/44	4,155	4,548,646
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,717,567
Southeast Energy Authority, AL:
5.00% to 2/1/31 (Put Date), 5/1/55	2,500	2,701,050
5.00% to 6/1/35 (Put Date), 1/1/56	750	792,409
5.25% to 11/1/35 (Put Date), 11/1/55	10,000	11,113,353
Tennessee Energy Acquisition Corp., 5.00%, 12/1/35	12,500	13,529,740
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	6,935	7,082,144
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.528%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(7)	2,225	2,224,892
		$ 164,598,407
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.0%
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.125%, 5/15/59	$8,415	$ 7,880,499
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(3)	3,750	3,658,033
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
4.625%, 10/1/30	3,180	3,200,995
5.25%, 10/1/30	5,110	5,144,824
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(3)	5,570	7,865,319
11.50%, 7/1/27(3)	615	617,046
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,010,542
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	681,001
6.875%, 11/15/55	190	169,627
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	3,205	3,204,939
		$ 42,432,825
Special Tax Revenue — 10.0%
Aerotropolis Regional Transportation Authority, CO, 5.50%, 12/1/44(3)	$14,625	$ 14,323,903
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	11,525	11,002,925
Green Bonds, 5.00%, 11/1/41	13,840	13,954,226
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	13,880	14,685,054
Hampton Roads Transportation Accountability Commission, VA:
5.00%, 7/1/46	270	287,058
5.00%, 7/1/48	6,270	6,356,333
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,105	4,796,063
4.00%, 7/1/51	6,000	5,544,478
5.00%, 7/1/42	1,250	1,353,414
5.00%, 7/1/43	4,500	4,839,194
5.25%, 7/1/48	14,800	15,743,158
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	10,268,930
5.00%, 6/15/50	4,160	4,107,743

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Metropolitan Transportation Authority, NY, Green Bonds, 4.00%, 11/15/51	$4,835	$ 4,423,499
Michigan Trunk Line Fund, 5.00%, 11/15/46	15,855	16,661,411
Mida Mountain Village Public Infrastructure District, UT, 6.00%, 6/15/54(3)	3,370	3,426,486
Nevada, Highway Improvement Revenue:
3.00%, 12/1/40	3,060	2,673,177
3.00%, 12/1/41	3,415	2,930,350
3.00%, 12/1/43	6,050	5,013,688
Series 2024C, 3.00%, 12/1/42	5,950	5,029,877
Series 2024D, 3.00%, 12/1/42	3,515	2,968,254
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	230	0
5.35%, 5/1/38(6)	80	0
5.75%, 5/1/38	295	297,523
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/38	30,655	34,244,412
5.00%, 11/1/46	13,000	13,486,161
5.25%, 5/1/46	7,500	8,066,974
5.25%, 5/1/52(4)	15,000	15,938,100
5.50%, 5/1/50	5,000	5,461,134
(SPA: Barclays Bank PLC), 3.85%, 11/1/44(1)	10,000	10,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 8/1/39(1)	15,000	15,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 8/1/45(1)	20,000	20,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	8,275	7,752,416
5.25%, 3/15/46	3,000	3,219,508
5.25%, 3/15/47	6,000	6,418,340
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,663,147
5.00%, 3/15/39	10,000	10,386,994
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/49	25,000	25,760,785
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,361,186
New York Thruway Authority, 5.00%, 3/15/47	5,000	5,248,623
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	4,600	4,117,672
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	21,726	21,000,202
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	12,670	13,131,306
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	$325	$ 307,109
Series A2, 5.80%, 5/1/35	295	190,782
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	673,924
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	6,500	6,644,507
Green Bonds, 5.25%, 5/15/47	8,065	8,498,622
Triborough Bridge and Tunnel Authority, NY, Real Estate Transfer Tax Revenue, 5.25%, 12/1/54	5,000	5,273,050
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,845	3,536,801
Utah Transit Authority, 5.00%, 12/15/44	2,500	2,677,490
		$ 412,745,989
Transportation — 15.3%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,095	$ 12,110,352
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/49(4)	10,000	10,447,000
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,231,572
Green Bonds, (AMT), 5.25%, 7/1/43	8,500	9,028,623
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,350,007
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/49	16,620	17,245,879
Chicago, IL, (Midway International Airport), 5.00%, 1/1/41	6,000	6,006,858
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	8,790,383
(AMT), 5.00%, 1/1/39	2,560	2,613,235
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
4.00%, 11/1/45	6,140	5,803,380
(AMT), 5.25%, 11/1/43(5)	10,000	10,572,341
(AMT), 5.25%, 11/1/45(5)	13,000	13,626,642
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/38	10,000	10,235,383
(AMT), 5.00%, 11/15/42	9,575	9,888,395
(AMT), 5.00%, 11/15/53	5,835	5,938,578
Greater Orlando Aviation Authority, FL, (AMT), 5.25%, 10/1/49	12,500	13,001,129
Houston, TX, Airport System Revenue:
(AMT), 5.25%, 7/1/42	5,000	5,289,849
(AMT), 5.50%, 7/1/43	2,500	2,723,078

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Houston, TX, Airport System Revenue: (continued)
(AMT), 5.50%, 7/1/44	$3,000	$ 3,249,409
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,073,628
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,257,921
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/38	13,400	13,738,436
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	30,435	30,935,482
Green Bonds, (AMT), 5.00%, 5/15/47	3,215	3,267,651
Green Bonds, 5.00%, 5/15/44	7,000	7,554,651
Green Bonds, 5.00%, 5/15/45	6,500	6,990,852
Green Bonds, (AMT), 5.25%, 5/15/43	7,000	7,464,856
Green Bonds, (AMT), 5.25%, 5/15/44	7,000	7,434,504
Green Bonds, (AMT), 5.25%, 5/15/45	5,500	5,821,543
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(4)	16,500	17,112,480
Metropolitan Transportation Authority, NY:
5.00%, 11/15/35	5,000	5,707,482
(LOC: Barclays Bank PLC), 3.85%, 11/15/50(1)	10,000	10,000,000
(LOC: Truist Bank), 3.70%, 11/1/32(1)	20,000	20,000,000
Green Bonds, 4.75%, 11/15/45	3,050	3,036,452
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/44	15,750	15,886,630
(AMT), 5.00%, 10/1/50	2,250	2,298,076
(AMT), 5.25%, 10/1/41	1,000	1,083,182
(AMT), 5.25%, 10/1/42	1,000	1,072,544
(AMT), 5.50%, 10/1/43	750	819,624
(AMT), 5.50%, 10/1/44	1,000	1,086,596
(AMT), 5.50%, 10/1/45	1,530	1,656,708
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.25%, 1/1/49	5,830	6,055,398
New Jersey Turnpike Authority:
4.50%, 1/1/48	1,790	1,794,315
5.00%, 1/1/44	10,000	10,611,968
5.25%, 1/1/49	2,855	3,035,821
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,010,502
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,985	3,984,821
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	$10,000	$ 10,766,839
Oklahoma Turnpike Authority:
5.00%, 1/1/45	4,000	4,241,606
5.50%, 1/1/53	12,500	13,239,927
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	2,965	2,898,195
5.00%, 12/1/46	2,240	2,248,421
5.00%, 12/1/53	10,000	10,301,460
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/42	6,250	6,284,061
Port Authority of New York and New Jersey:
5.00%, 10/15/33	9,610	11,161,016
5.00%, 9/1/38	6,130	6,448,382
(AMT), 5.00%, 12/1/44	4,500	4,630,816
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	7,585	7,656,853
(AMT), 5.00%, 7/1/45	8,205	8,324,078
Green Bonds, (AMT), 5.25%, 7/1/43	17,945	18,914,269
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,490	11,477,264
(AMT), 5.00%, 4/1/44	8,615	8,710,631
(AMT), 5.00%, 8/1/46	11,915	12,084,678
(AMT), 5.25%, 10/1/41	4,500	4,881,968
(AMT), 5.25%, 10/1/42	5,000	5,371,114
(AMT), 5.25%, 10/1/43	3,000	3,200,630
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 5.75%, 6/30/60	10,665	10,973,921
Sacramento County, CA, Airport System Revenue, (AMT), 5.25%, 7/1/50	3,000	3,132,573
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	6,925	6,948,885
(AMT), 5.00%, 7/1/46	9,640	9,755,987
(AMT), 5.25%, 7/1/44	4,000	4,192,760
(AMT), 5.25%, 7/1/48	16,260	16,455,894
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
(AMT), 5.00%, 7/1/48	14,825	15,183,294
(AMT), 5.25%, 7/1/44	1,000	1,062,714
(AMT), 5.25%, 7/1/50	5,000	5,236,914
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.50%, 5/1/43	7,200	7,660,106
Triborough Bridge and Tunnel Authority, NY, (LOC: TD Bank, N.A.), 3.90%, 1/1/32(1)	12,360	12,360,000

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	$9,070	$ 8,729,975
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), (AMT), 5.75%, 12/1/50	1,000	1,088,295
		$ 632,567,742
Water and Sewer — 10.8%
Aurora, CO, Water Revenue, 5.00%, 8/1/49	$10,000	$ 10,468,472
Beaufort-Jasper Water and Sewer Authority, SC:
4.00%, 3/1/46	4,400	4,137,830
4.00%, 3/1/50	2,410	2,212,602
Camas, WA, Water and Sewer Revenue, 5.25%, 12/1/50	1,010	1,067,214
Charleston, SC, Waterworks and Sewer System Revenue, Series 2022, 5.00%, 1/1/47	4,965	5,193,614
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/52	8,920	8,562,274
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	2,500	2,321,825
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	12,855	12,269,500
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/43	14,395	15,411,191
District of Columbia Water and Sewer Authority:
4.00%, 10/1/51	10,655	9,674,456
(SPA: Bank of America, N.A.), 3.70%, 10/1/60(1)	34,625	34,625,000
Green Bonds, 5.25%, 10/1/50	5,000	5,328,618
East Bay Municipal Utility District, CA, Water System Revenue:
5.00%, 6/1/39	30	34,514
5.00%, 6/1/44	500	550,293
5.00%, 6/1/45	405	441,791
Green Bonds, 5.00%, 6/1/50	2,500	2,688,415
Fort Lauderdale, FL, Water and Sewer Revenue, 5.50%, 9/1/48	11,000	11,906,379
Fuquay-Varina, NC, Combined Utilities Revenue:
3.00%, 6/1/39	3,105	2,802,003
3.00%, 6/1/40	3,050	2,686,309
4.125%, 6/1/49	260	247,750
Greenville County Metropolitan Sewer Subdistrict, SC, 4.00%, 6/1/54	2,260	2,040,796
Honolulu City and County, HI, Wastewater System Revenue, Green Bonds, 5.25%, 7/1/54	3,485	3,694,588
Illinois Finance Authority:
Green Bonds, 5.00%, 7/1/44	1,000	1,064,285
Green Bonds, 5.00%, 7/1/45	1,550	1,643,912
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
JEA, FL, Water and Sewer System Revenue, 5.50%, 10/1/54	$10,675	$ 11,494,704
Johnston County, NC, Water and Sewer System Revenue, 4.00%, 4/1/54	1,550	1,418,538
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	3,755	3,543,194
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 3.70%, 1/1/65(1)	30,000	30,000,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47	8,000	8,295,019
5.00%, 6/15/48	14,595	15,357,205
5.00%, 6/15/49	6,240	6,540,422
5.00%, 6/15/50	5,000	5,108,777
5.00%, 6/15/51	10,250	10,710,301
5.25%, 6/15/47	4,850	5,149,490
5.25%, 6/15/48	13,500	14,304,478
5.25%, 6/15/53	4,000	4,257,024
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 6/15/44(1)	42,000	42,000,000
(SPA: JPMorgan Chase Bank, N.A.), 3.70%, 6/15/50(1)	10,000	10,000,000
Oklahoma Water Resources Board, (Clean Water Program):
5.00%, 4/1/45	2,200	2,337,731
5.00%, 4/1/46	3,300	3,489,980
Peace River Manasota Regional Water Supply Authority, FL:
4.00%, 10/1/54	5,850	5,331,973
5.25%, 10/1/43	5,000	5,456,901
5.25%, 10/1/45	3,500	3,784,442
5.25%, 10/1/46	4,005	4,295,821
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	16,200	17,280,649
Portland, OR, Sewer System Revenue, 5.00%, 12/1/47	5,000	5,248,701
San Antonio, TX, Water System Revenue:
5.00%, 5/15/41(5)	5,000	5,429,989
5.00%, 5/15/42(5)	9,000	9,680,301
(SPA: Truist Bank), 3.80%, 5/1/54(1)	35,000	35,000,000
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,940	6,164,117
Seattle, WA, Drainage and Wastewater Revenue, 5.25%, 5/1/50	1,850	1,976,382
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	75	77,877
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	9,049,065
Texas Water Development Board, 4.25%, 10/15/51	4,760	4,501,270

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD:
2.125%, 6/1/38	$10,770	$ 8,549,888
4.00%, 6/1/45	10,560	10,356,050
		$ 447,263,920
Total Tax-Exempt Municipal Obligations (identified cost $4,042,126,505)		$4,074,024,175

Taxable Municipal Obligations — 2.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$8,071	$ 1,452,793
		$ 1,452,793
Education — 0.5%
Illinois Finance Authority, (University of Chicago), (Liq: TD Bank, N.A.), 4.17%, 10/1/42(8)	$20,000	$ 20,000,000
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,347,018
		$ 21,347,018
Housing — 0.3%
Maryland Community Development Administration, (FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 4.15%, 7/1/45(8)	$8,035	$ 8,035,000
New York Housing Finance Agency, (160 Madison Avenue LLC), (LOC: Landesbank Hessen-Thuringen Girozentrale), 4.09%, 11/1/46(1)	5,000	5,000,000
		$ 13,035,000
Insured - Transportation — 1.1%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/43	$14,295	$ 4,814,985
(AMBAC), 0.00%, 10/1/26	14,395	13,802,297
(AMBAC), 0.00%, 10/1/27	22,355	20,373,507
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,803,174
		$ 46,793,963
Lease Revenue/Certificates of Participation — 0.0%†
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 624,199
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	$300	$ 304,265
		$ 928,464
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 16,799,777
		$ 16,799,777
Total Taxable Municipal Obligations (identified cost $106,732,042)		$ 100,357,015
Total Investments — 101.2% (identified cost $4,155,496,875)		$4,181,564,611
Other Assets, Less Liabilities — (1.2)%		$ (48,456,405)
Net Assets — 100.0%		$4,133,108,206
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2025, the aggregate value of these securities is $45,675,193 or 1.1% of the Fund's net assets.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	When-issued security.
(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(7)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2025.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2025.

See Notes to Financial Statements.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Portfolio of Investments — continued

At September 30, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	17.1%
Texas	13.4%
California	11.0%
Others, representing less than 10% individually	59.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2025, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Assets and Liabilities

	September 30, 2025
	AMT-Free Fund	National Fund
Assets
Investments:
Identified cost	$174,248,427	$4,155,496,875
Unrealized appreciation	4,107,903	26,067,736
Investments, at value	$178,356,330	$4,181,564,611
Cash	$48,122	$3,567,991
Interest receivable	2,094,366	49,297,101
Receivable for investments sold	25,430	11,091,166
Receivable for Fund shares sold	92,081	3,498,508
Trustees' deferred compensation plan	116,279	442,040
Total assets	$180,732,608	$4,249,461,417
Liabilities
Payable for floating rate notes issued	$2,402,110	$49,268,586
Payable for when-issued securities	2,683,205	53,114,425
Payable for Fund shares redeemed	373,144	9,286,974
Distributions payable	83,110	1,767,670
Payable to affiliates:
Investment adviser fee	63,667	1,095,675
Distribution and service fees	19,487	237,806
Sub-transfer agency fee	1,995	18,554
Trustees' deferred compensation plan	116,279	442,040
Interest expense and fees payable	22,165	316,796
Accrued expenses	99,745	804,685
Total liabilities	$5,864,907	$116,353,211
Net Assets	$174,867,701	$4,133,108,206
Sources of Net Assets
Paid-in capital	$223,037,197	$4,592,646,168
Accumulated loss	(48,169,496)	(459,537,962)
Net Assets	$174,867,701	$4,133,108,206
Class A Shares
Net Assets	$88,516,400	$1,031,069,783
Shares Outstanding	11,193,028	114,079,223
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.91	$9.04
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.18	$9.34
Class C Shares
Net Assets	$1,730,698	$32,246,921
Shares Outstanding	220,149	3,568,268
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$7.86	$9.04
Class I Shares
Net Assets	$84,620,603	$3,069,791,502
Shares Outstanding	9,798,989	339,700,037
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.64	$9.04
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Operations

	Year Ended September 30, 2025
	AMT-Free Fund	National Fund
Investment Income
Interest income	$8,542,753	$191,663,087
Total investment income	$8,542,753	$191,663,087
Expenses
Investment adviser fee	$803,656	$13,825,970
Distribution and service fees:
Class A	230,120	2,725,618
Class C	20,967	370,279
Trustees’ fees and expenses	12,635	108,690
Custodian fee	53,916	758,785
Transfer and dividend disbursing agent fees	61,544	1,353,748
Legal and accounting services	77,945	332,024
Printing and postage	8,703	99,656
Registration fees	47,393	261,822
Interest expense and fees	112,256	1,983,931
Miscellaneous	32,460	425,503
Total expenses	$1,461,595	$22,246,026
Net investment income	$7,081,158	$169,417,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(2,874,739)	$(50,222,639)
Net realized loss	$(2,874,739)	$(50,222,639)
Change in unrealized appreciation (depreciation):
Investments	$(5,608,101)	$(142,445,491)
Net change in unrealized appreciation (depreciation)	$(5,608,101)	$(142,445,491)
Net realized and unrealized loss	$(8,482,840)	$(192,668,130)
Net decrease in net assets from operations	$(1,401,682)	$(23,251,069)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Changes in Net Assets

	Year Ended September 30, 2025
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,081,158	$169,417,061
Net realized loss	(2,874,739)	(50,222,639)
Net change in unrealized appreciation (depreciation)	(5,608,101)	(142,445,491)
Net decrease in net assets from operations	$(1,401,682)	$(23,251,069)
Distributions to shareholders:
Class A	$(3,410,095)	$(41,137,525)
Class C	(61,738)	(1,117,876)
Class I	(3,559,759)	(128,990,150)
Total distributions to shareholders	$(7,031,592)	$(171,245,551)
Transactions in shares of beneficial interest:
Class A	$(11,523,430)	$(119,716,451)
Class C	(731,095)	(8,131,998)
Class I	(5,046,693)	(162,744,386)
Net decrease in net assets from Fund share transactions	$(17,301,218)	$(290,592,835)
Net decrease in net assets	$(25,734,492)	$(485,089,455)
Net Assets
At beginning of year	$200,602,193	$4,618,197,661
At end of year	$174,867,701	$4,133,108,206

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2024
	AMT-Free Fund	National Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$7,958,405	$163,793,960
Net realized gain (loss)	249,913	(4,682,350)
Net change in unrealized appreciation (depreciation)	16,717,804	288,134,418
Net increase in net assets from operations	$24,926,122	$447,246,028
Distributions to shareholders:
Class A	$(3,783,054)	$(44,667,007)
Class C	(86,620)	(1,354,682)
Class I	(4,009,714)	(118,137,744)
Total distributions to shareholders	$(7,879,388)	$(164,159,433)
Transactions in shares of beneficial interest:
Class A	$(4,761,576)	$(11,782,201)
Class C	(938,223)	(6,744,532)
Class I	(31,185,537)	670,507,014
Net increase (decrease) in net assets from Fund share transactions	$(36,885,336)	$651,980,281
Net increase (decrease) in net assets	$(19,838,602)	$935,066,876
Net Assets
At beginning of year	$220,440,795	$3,683,130,785
At end of year	$200,602,193	$4,618,197,661

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights

	AMT-Free Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.26	$7.62	$7.79	$9.29	$9.25
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.29	$0.28	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.36)	0.64	(0.17)	(1.50)	0.05
Total income (loss) from operations	$(0.06)	$0.93	$0.11	$(1.27)	$0.29
Less Distributions
From net investment income	$(0.29)	$(0.29)	$(0.28)	$(0.23)	$(0.25)
Total distributions	$(0.29)	$(0.29)	$(0.28)	$(0.23)	$(0.25)
Net asset value — End of year	$7.91	$8.26	$7.62	$7.79	$9.29
Total Return(2)	(0.62)%	12.36%	1.29%	(13.85)%	3.14%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$88,516	$104,233	$100,835	$113,933	$157,981
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.85%	0.86%	0.83%	0.79%	0.76%
Interest and fee expense(4)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	0.91%	0.95%	1.00%	0.86%	0.80%
Net expenses	0.91%	0.95%	1.00%	0.86%	0.80%
Net investment income	3.73%	3.64%	3.50%	2.61%	2.53%
Portfolio Turnover	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	AMT-Free Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$8.21	$7.58	$7.74	$9.24	$9.20
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.23	$0.22	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.36)	0.63	(0.16)	(1.49)	0.05
Total income (loss) from operations	$(0.12)	$0.86	$0.06	$(1.33)	$0.22
Less Distributions
From net investment income	$(0.23)	$(0.23)	$(0.22)	$(0.17)	$(0.18)
Total distributions	$(0.23)	$(0.23)	$(0.22)	$(0.17)	$(0.18)
Net asset value — End of year	$7.86	$8.21	$7.58	$7.74	$9.24
Total Return(2)	(1.39)%	11.58%	0.51%	(14.59)%	2.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,731	$2,565	$3,258	$4,906	$9,017
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.60%	1.61%	1.58%	1.54%	1.51%
Interest and fee expense(4)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	1.66%	1.70%	1.75%	1.61%	1.55%
Net expenses	1.66%	1.70%	1.75%	1.61%	1.55%
Net investment income	2.97%	2.89%	2.74%	1.83%	1.80%
Portfolio Turnover	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	AMT-Free Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.02	$8.32	$8.50	$10.15	$10.11
Income (Loss) From Operations
Net investment income(1)	$0.35	$0.34	$0.33	$0.27	$0.28
Net realized and unrealized gain (loss)	(0.39)	0.70	(0.18)	(1.64)	0.06
Total income (loss) from operations	$(0.04)	$1.04	$0.15	$(1.37)	$0.34
Less Distributions
From net investment income	$(0.34)	$(0.34)	$(0.33)	$(0.28)	$(0.30)
Total distributions	$(0.34)	$(0.34)	$(0.33)	$(0.28)	$(0.30)
Net asset value — End of year	$8.64	$9.02	$8.32	$8.50	$10.15
Total Return(2)	(0.35)%	12.66%	1.49%	(13.64)%	3.36%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$84,621	$93,804	$116,348	$119,467	$184,002
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.60%	0.61%	0.58%	0.54%	0.51%
Interest and fee expense(4)	0.06%	0.09%	0.17%	0.07%	0.04%
Total expenses	0.66%	0.70%	0.75%	0.61%	0.55%
Net expenses	0.66%	0.70%	0.75%	0.61%	0.55%
Net investment income	3.98%	3.89%	3.75%	2.84%	2.77%
Portfolio Turnover	89%	74%	53%	60%	32%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.34	$0.35	$0.34	$0.23	$0.23
Net realized and unrealized gain (loss)	(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$(0.04)	$1.02	$0.30	$(1.28)	$0.31
Less Distributions
From net investment income	$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Total distributions	$(0.34)	$(0.35)	$(0.33)	$(0.25)	$(0.24)
Net asset value — End of year	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	(0.34)%	11.82%	3.38%	(12.62)%	2.99%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,031,070	$1,198,847	$1,126,345	$1,179,909	$1,558,418
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.64%	0.66%	0.67%	0.64%	0.61%
Interest and fee expense(4)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.69%	0.71%	0.75%	0.67%	0.63%
Net expenses	0.69%	0.71%	0.75%	0.67%	0.63%
Net investment income	3.73%	3.80%	3.73%	2.30%	2.15%
Portfolio Turnover	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.27	$0.28	$0.28	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.38)	0.67	(0.04)	(1.50)	0.08
Total income (loss) from operations	$(0.11)	$0.95	$0.24	$(1.36)	$0.23
Less Distributions
From net investment income	$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Total distributions	$(0.27)	$(0.28)	$(0.27)	$(0.17)	$(0.16)
Net asset value — End of year	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	(1.09)%	10.99%	2.60%	(13.28)%	2.22%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$32,247	$42,141	$45,670	$55,558	$94,851
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.39%	1.41%	1.42%	1.39%	1.36%
Interest and fee expense(4)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	1.44%	1.46%	1.50%	1.42%	1.38%
Net expenses	1.44%	1.46%	1.50%	1.42%	1.38%
Net investment income	2.98%	3.05%	2.98%	1.52%	1.41%
Portfolio Turnover	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$9.42	$8.75	$8.78	$10.31	$10.24
Income (Loss) From Operations
Net investment income(1)	$0.36	$0.37	$0.37	$0.25	$0.25
Net realized and unrealized gain (loss)	(0.38)	0.67	(0.04)	(1.51)	0.08
Total income (loss) from operations	$(0.02)	$1.04	$0.33	$(1.26)	$0.33
Less Distributions
From net investment income	$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Total distributions	$(0.36)	$(0.37)	$(0.36)	$(0.27)	$(0.26)
Net asset value — End of year	$9.04	$9.42	$8.75	$8.78	$10.31
Total Return(2)	(0.10)%	12.10%	3.64%	(12.40)%	3.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,069,792	$3,377,209	$2,511,115	$1,891,224	$2,347,177
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.39%	0.41%	0.42%	0.39%	0.36%
Interest and fee expense(4)	0.05%	0.05%	0.08%	0.03%	0.02%
Total expenses	0.44%	0.46%	0.50%	0.42%	0.38%
Net expenses	0.44%	0.46%	0.50%	0.42%	0.38%
Net investment income	3.98%	4.04%	3.98%	2.55%	2.39%
Portfolio Turnover	109%	82%	86%	151%	56%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Each Fund’s investment objective is to provide current income exempt from regular federal income tax. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at September 30, 2025. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2025, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	AMT-Free Fund	National Fund
Floating Rate Notes Outstanding	$2,402,110	$49,268,586
Interest Rate or Range of Interest Rates (%)	2.98	2.92 - 2.98
Collateral for Floating Rate Notes Outstanding	$3,199,860	$64,420,980
For the year ended September 30, 2025, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:
	AMT-Free Fund	National Fund
Average Floating Rate Notes Outstanding	$3,355,616	$59,282,712
Average Interest Rate	3.35%	3.35%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2025.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to treat their investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Funds’ value-at-risk (VaR)-based limits on leverage risk. The Funds may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended September 30, 2025 and September 30, 2024 was as follows:
	AMT-Free Fund		National Fund
	Year Ended September 30,		Year Ended September 30,
	2025	2024	2025	2024
Tax-exempt income	$7,016,602	$7,877,590	$164,648,812	$148,757,917
Ordinary income	$14,990	$1,798	$6,596,739	$15,401,516

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	AMT-Free Fund	National Fund
Undistributed tax-exempt income	$ 710,252	$ 1,985,544
Deferred capital losses	(53,027,132)	(487,644,808)
Net unrealized appreciation	4,230,494	27,888,972
Distributions payable	(83,110)	(1,767,670)
Accumulated loss	$(48,169,496)	$(459,537,962)
At September 30, 2025, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	AMT-Free Fund	National Fund
Deferred capital losses:
Short-term	$27,346,914	$345,126,196
Long-term	$25,680,218	$142,518,612
The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2025, as determined on a federal income tax basis, were as follows:
	AMT-Free Fund	National Fund
Aggregate cost	$171,723,726	$4,104,407,053
Gross unrealized appreciation	$6,450,875	$76,627,938
Gross unrealized depreciation	(2,220,381)	(48,738,966)
Net unrealized appreciation	$4,230,494	$27,888,972

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, for AMT-Free Fund and Boston Management and Research (BMR), an affiliate of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended September 30, 2025, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	AMT-Free Fund	National Fund
Investment Adviser Fee	$803,656	$13,825,970
Effective Annual Rate	0.44%	0.32%
EVM serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended September 30, 2025 were as follows:
	AMT-Free Fund	National Fund
EVM's Sub-Transfer Agent Fees	$9,204	$50,074
EVD's Class A Sales Charges	$3,364	$36,186
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,750	$14,175
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2025 for Class A shares amounted to the following:
	AMT-Free Fund	National Fund
Class A Distribution and Service Fees	$230,120	$2,725,618
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the year ended September 30, 2025, the Funds paid or accrued to EVD the following distribution fees:
	AMT-Free Fund	National Fund
Class C Distribution Fees	$15,725	$277,709
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended September 30, 2025 amounted to the following:
	AMT-Free Fund	National Fund
Class C Service Fees	$5,242	$92,570
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended September 30, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	AMT-Free Fund	National Fund
Class A	$ —(1)	$20,501
Class C	$ —	$3,454
(1)	Amount is less than $100.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended September 30, 2025 were as follows:
	AMT-Free Fund	National Fund
Purchases	$170,188,545	$4,843,001,077
Sales	$190,039,180	$5,344,256,214
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
AMT-Free Fund
	Year Ended September 30, 2025			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	1,090,809	$ 8,618,992	2,215,344	$17,952,953
Issued to shareholders electing to receive payments of distributions in Fund shares	371,769	2,948,880	385,503	3,113,046
Redemptions	(2,893,254)	(23,091,302)	(3,207,834)	(25,827,575)
Net decrease	(1,430,676)	$(11,523,430)	(606,987)	$(4,761,576)
Class C
Sales	29,392	$ 235,517	76,495	$ 615,449
Issued to shareholders electing to receive payments of distributions in Fund shares	7,414	58,548	10,293	82,633
Redemptions	(129,204)	(1,025,160)	(204,192)	(1,636,305)
Net decrease	(92,398)	$ (731,095)	(117,404)	$ (938,223)
Class I
Sales	4,161,736	$35,794,798	2,424,718	$21,350,679
Issued to shareholders electing to receive payments of distributions in Fund shares	342,846	2,968,163	382,666	3,372,035
Redemptions	(5,109,384)	(43,809,654)	(6,384,136)	(55,908,251)
Net decrease	(604,802)	$(5,046,693)	(3,576,752)	$(31,185,537)

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

National Fund
	Year Ended September 30, 2025			Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	12,078,992	$ 109,257,957	18,426,434	$ 169,942,020
Issued to shareholders electing to receive payments of distributions in Fund shares	3,899,451	35,266,857	4,170,023	38,453,338
Redemptions	(29,212,164)	(264,241,265)	(24,029,562)	(220,177,559)
Net decrease	(13,233,721)	$ (119,716,451)	(1,433,105)	$ (11,782,201)
Class C
Sales	704,515	$ 6,402,396	1,071,098	$ 9,868,273
Issued to shareholders electing to receive payments of distributions in Fund shares	114,573	1,036,885	133,484	1,230,196
Redemptions	(1,726,616)	(15,571,279)	(1,949,577)	(17,843,001)
Net decrease	(907,528)	$ (8,131,998)	(744,995)	$ (6,744,532)
Class I
Sales	159,692,054	$1,441,854,634	166,253,236	$1,527,366,480
Issued to shareholders electing to receive payments of distributions in Fund shares	12,484,924	112,900,130	10,788,378	99,585,315
Redemptions	(191,177,725)	(1,717,499,150)	(105,421,044)	(956,444,781)
Net increase (decrease)	(19,000,747)	$ (162,744,386)	71,620,570	$ 670,507,014
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2025.
Effective October 21, 2025, the Fund renewed its line of credit agreement, which expires October 20, 2026, at substantially the same terms.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
September 30, 2025
Notes to Financial Statements — continued

At September 30, 2025, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 178,356,330	$ —	$ 178,356,330
Total Investments	$ —	$ 178,356,330	$ —	$ 178,356,330
National Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,183,421	$ —	$ 7,183,421
Tax-Exempt Municipal Obligations	—	4,074,024,175	—	4,074,024,175
Taxable Municipal Obligations	—	100,357,015	—	100,357,015
Total Investments	$ —	$4,181,564,611	$ —	$4,181,564,611

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
National Municipal Income Fund
September 30, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (the “Fund”), one of the funds constituting Eaton Vance Municipals Trust, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
September 30, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended September 30, 2025, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
AMT-Free Municipal Income Fund	99.79%
National Municipal Income Fund	96.15%

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
•  A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval — continued

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that (i) the continuation of the investment advisory agreement between Eaton Vance AMT-Free Municipal Income Fund (the “AMT-Free Muni Income Fund”) and Eaton Vance Management (“EVM”) and (ii) the continuation of the investment advisory agreement between Eaton Vance National Municipal Income Fund (the “National Muni Income Fund”, together with the AMT-Free Muni Income Fund, the “Funds” and each, a “Fund”) and Boston Management and Research (“BMR”) (EVM, with respect to the AMT-Free Muni Income Fund, and BMR, with respect to the National Muni Income Fund, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for each Fund, the Board evaluated the nature, extent and quality of services provided to the Funds by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, respectively, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of each Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered each Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the applicable Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Advisers or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.
In this regard, the Board noted each Fund’s performance relative to its peer group and primary performance benchmark index for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peer Group	Benchmark Index
Eaton Vance AMT-Free Municipal Income Fund	Lower	Lower
Eaton Vance National Municipal Income Fund	Higher	Higher
The Board considered, among other things, each Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that, relative to comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to the Eaton Vance AMT-Free Municipal Income Fund, after considering the relative underperformance of the Fund over the longer term, the Board noted that the Fund’s performance record had improved relative to its primary performance benchmark in more recent periods. On the basis of the foregoing, the Board considered other

Eaton Vance
Municipal Income Funds
September 30, 2025
Board of Trustees’ Contract Approval — continued

relevant information provided by the Adviser in response to requests from the Contract Review Committee, including the strong income return of the Fund, and determined to continue to monitor the performance of the Fund. With respect to the Eaton Vance National Municipal Income Fund, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. With respect to the Eaton Vance AMT-Free Municipal Income Fund, the Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. With respect to Eaton Vance National Municipal Income Fund, the Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

This Page Intentionally Left Blank

MUNI2-NCSR    9.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	November 24, 2025